UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10255

Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

NUVEEN
Investments

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
April 30, 2012

Nuveen Performance Plus Municipal Fund, Inc.
NPP

Nuveen Municipal Advantage Fund, Inc.
NMA

Nuveen Municipal Market Opportunity Fund, Inc.
NMO

Nuveen Dividend Advantage Municipal Fund
NAD

Nuveen Dividend Advantage Municipal Fund 2
NXZ

Nuveen Dividend Advantage Municipal Fund 3
NZF

April

LIFE IS COMPLEX.

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com
If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess
If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Managers’ Comments	5

Fund Leverage and Other Information	8

Common Share Dividend and Price Information	11

Performance Overviews	12

Portfolios of Investments	18

Statement of Assets and Liabilities	84

Statement of Operations	86

Statement of Changes in Net Assets	87

Statement of Cash Flows	89

Financial Highlights	91

Notes to Financial Statements	101

Reinvest Automatically, Easily and Conveniently	113

Glossary of Terms Used in this Report	115

Additional Fund Information	119

Chairman’s
Letter to Shareholders

Dear Shareholders,

Investors have many reasons to remain cautious. The challenges in the Euro area are casting a shadow over global economies and financial markets. The political support for addressing fiscal issues is eroding as the economic and social impacts become more visible. At the same time, member nations appear unwilling to provide adequate financial support or to surrender sufficient sovereignty to strengthen the banks or unify the Euro area financial system. The gains made in reducing deficits, and the hard-won progress on winning popular acceptance of the need for economic austerity, are at risk. To their credit, European political leaders press on to find compromise solutions, but there is increasing concern that time will begin to run out.

In the U.S., strong corporate earnings have enabled the equity markets to withstand much of the downward pressures coming from weakening job creation, slower economic growth and political uncertainty. The Fed remains committed to low interest rates but has refrained from predicting another program of quantitative easing unless economic growth were to weaken significantly or the threat of recession appears on the horizon. Pre-election maneuvering has added to the already highly partisan atmosphere in the Congress. The end of the Bush-era tax cuts and implementation of the spending restrictions of the Budget Control Act of 2011, both scheduled to take place at year-end, loom closer.

During the last year, U.S. based investors have experienced a sharp decline and a strong recovery in the equity markets. The experienced investment teams at Nuveen keep their eye on a longer time horizon and use their practiced investment disciplines to negotiate through market peaks and valleys to achieve long-term goals for investors. Experienced professionals pursue investments that will weather short-term volatility and at the same time, seek opportunities that are created by markets that overreact to negative developments. Monitoring this process is an important consideration for the Fund Board as it oversees your Nuveen funds on your behalf.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
June 20, 2012

4	Nuveen Investments

Portfolio Managers’ Comments

Nuveen Performance Plus Municipal Fund, Inc. (NPP)
Nuveen Municipal Advantage Fund, Inc. (NMA)
Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
Nuveen Dividend Advantage Municipal Fund (NAD)
Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
Nuveen Dividend Advantage Municipal Fund 3 (NZF)

Portfolio managers Tom Spalding and Paul Brennan review key investment strategies and the six-month performance of these six national Funds. A 35-year veteran of Nuveen, Tom has managed NXZ since its inception in 2001 and NPP, NMA, NMO, and NAD since 2003. With 21 years of industry experience, including 15 years at Nuveen, Paul assumed portfolio management responsibility for NZF in 2006.

What key strategies were used to manage these Funds during the six-month reporting period ended April 30, 2012?

During this period, municipal bond prices generally rallied amid strong demand despite yields that continued to be relatively low. The availability of municipal supply improved in recent months from 2011 levels, although the pattern of new issuance remained light compared with long-term historical trends. In addition, approximately half of the new bonds issued during this period came from borrowers that were calling existing debt and refinancing at lower rates.

In this environment, much of our investment activity was opportunistic, with purchases managed around the timing of cash flows from called or maturing bonds. In NPP, NMA, NMO, NAD and NXZ, our focus was on maintaining the Funds’ durations and quality in the current market. NZF found value in various sectors of the market, including health care, higher education and tax-supported bonds. Although the pattern of issuance tended to be shorter on the yield curve during this period due to refunding activity, we generally continued to seek longer maturities in order to take advantage of attractive yields at the longer end of the municipal yield curve. The purchase of longer bonds also provided some protection for the Funds’ durations and yield curve positionings. The majority of our purchases were made in the mid-tier credit quality categories, that is, bonds rated AA, A and BBB. Overall, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Investments	5

Cash for new purchases during this period was generated primarily by the proceeds from called and maturing bonds, which we worked to redeploy to keep the Funds fully invested. A sizable number of bond calls and refundings provided a meaningful source of liquidity, which we often reinvested in the new credits issued to replace the refunded bonds as a way of maintaining our exposure to those borrowers. Selling was minimal during this period, as the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

As of April 30, 2012, all six of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform during the six-month period ended April 30, 2012?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 4/30/12

Fund	6-Month	1-Year	5-Year	10-Year
NPP	11.41%	23.86%	6.80%	6.80%
NMA	10.37%	23.51%	6.38%	6.84%
NMO	11.22%	24.92%	5.73%	6.26%
NAD	11.22%	25.02%	6.57%	7.08%
NXZ	11.81%	25.01%	6.37%	7.44%
NZF	9.70%	20.47%	6.68%	7.54%

Standard & Poor’s (S&P) Municipal Bond Index**	5.70%	11.89%	5.26%	5.42%
Lipper General & Insured Leveraged Municipal Debt
Funds Classification Average**	10.74%	23.04%	6.00%	6.68%

For the six months ended April 30, 2012, the cumulative returns on common share net asset value (NAV) for these six Funds exceeded the return for the Standard & Poor’s (S&P) Municipal Bond Index. For the same period, NPP, NMO, NAD and NXZ outperformed the average return for the Lipper General and Insured Leveraged Municipal Debt Funds Classification Average, while NMA and NZF lagged this Lipper average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. The use of regulatory leverage also was an important positive factor affecting the Funds’ performance. Leverage is discussed in more detail later in this report.

During this period, municipal bonds with longer maturities generally outperformed those with shorter maturities. Overall, credits at the longest end of the municipal yield curve posted the strongest returns, while bonds at the shortest end produced the weakest results. For this period, NPP was the most advantageously positioned in terms

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to Glossary of Terms Used in this Report for definitions. Indexes and Lipper averages are not available for direct investment.

6	Nuveen Investments

of duration and yield curve exposure, with the longest duration among these six Funds. In general, all of the Funds benefited from being close to their target duration, with variations in duration and yield curve positioning accounting for some of the differences in performance.

Credit exposure was another important factor in the Funds’ performance during these six months, as lower quality bonds generally outperformed higher quality bonds. This outperformance was due in part to the greater demand for lower rated bonds as investors looked for investment vehicles offering higher yields. As investors became more comfortable taking on additional investment risk, credit spreads or the difference in yield spreads between U.S. Treasury securities and comparable investments such as municipal bonds, narrowed through a variety of rating categories. As a result of this spread compression, the performance of these Funds was boosted by their exposures to the lower rated credit spectrum, with NXZ benefiting the most from the combination of strong weightings in bonds rated A and BBB and an underweighting in AAA credits. As of April 30, 2012, NZF held the fewest BBB rated bonds as well as the largest allocation of bonds rated AAA, which hurt its performance.

Holdings that generally made positive contributions to the Funds’ returns during this period included health care (including hospitals), transportation and education credits. All of these Funds had strong weightings in health care bonds, which enhanced their returns. Tobacco bonds backed by the 1998 master settlement agreement also were one of the top performing market segments during this period, as these bonds benefited from several market developments, including increased demand for higher yielding investments by investors who had become less risk-averse. In addition, based on recent data showing that cigarette sales had fallen less steeply than anticipated, the 46 states participating in the agreement stand to receive increased payments from the tobacco companies. All of the Funds held tobacco bonds in their portfolios as of April 30, 2012.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were the poorest performing market segment during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. As of April 30, 2012, NPP and NMO had the heaviest weightings in pre-refunded bonds among these Funds, which detracted from their performances, while NXZ had the smallest allocation. General obligation (GO) and other tax-supported bonds as well as utilities and housing credits also lagged the performance of the general municipal market for this period. These Funds generally had relatively light exposures to housing, which limited the impact of this sector.

Nuveen Investments	7

Fund Leverage and
Other Information

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of all these Funds relative to the comparative indexes was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

THE FUNDS’ REGULATORY LEVERAGE

As of April 30, 2012, the Funds have issued and outstanding MuniFund Term Preferred (MTP) Shares, Variable Rate MuniFund Term Preferred (VMTP) Shares and Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying tables.

MTP Shares

Fund	Series	MTP Shares Issued at Liquidation Value	Annual Interest Rate	NYSE Ticker
NAD	2015	$144,300,000	2.70%	NAD PrC
NZF	2016	$70,000,000	2.80%	NZF PrC

VMTP Shares

		VMTP Shares Issued
Fund	Series	at Liquidation Value
NPP	2014	$421,700,000
NAD	2014	$120,400,000
NZF	2014	$169,200,000

8	Nuveen Investments

VRDP Shares

VRDP Shares Issued
Fund	at Liquidation Value
NMA	$296,800,000
NMO	$350,900,000
NXZ	$196,000,000

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies for further details on MTP Shares, VMTP Shares and VRDP Shares.)

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Nuveen Investments	9

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds may invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

10	Nuveen Investments

Common Share Dividend
and Price Information

DIVIDEND INFORMATION

The monthly dividends of NPP, NAD, NXZ and NZF remained stable throughout the six-month reporting period ended April 30, 2012, while the dividends of NMA and NMO were reduced effective March 2012.

Due to normal portfolio activity, common shareholders of the following Funds received capital gains and net ordinary income distributions in December 2011 as follows:

	Short-Term Capital Gains
	Long-Term Capital Gains	and/or Ordinary Income
Fund	(per share)	(per share)
NMA	$0.1340	$0.0307
NAD	$0.0417	$0.0061
NXZ	$0.1809	$0.0045
NZF	$0.0380	—

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2012, all six of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND PRICE INFORMATION

Since the inception of the Funds’ repurchase programs, the Funds have not repurchased any of their outstanding common shares.

As of April 30, 2012,and during the six-month reporting period, the Funds’ common share prices were trading at (-) discounts to their common share NAVs as shown in the accompanying table.

	4/30/12	Six-Month Average
Fund	(-) Discount	(-) Discount
NPP	(-)2.61%	(-)1.89%
NMA	(-)0.86%	(-)1.08%
NMO	(-)3.21%	(-)1.52%
NAD	(-)3.81%	(-)3.45%
NXZ	(-)2.45%	(-)1.62%
NZF	(-)0.65%	(-)1.59%

Nuveen Investments	11

NPP	Nuveen Performance
Performance	Plus Municipal
OVERVIEW	Fund, Inc.
as of April 30, 2012

Fund Snapshot
Common Share Price		$15.67
Common Share Net Asset Value (NAV)		$16.09
Premium/Discount to NAV		-2.61%
Market Yield		6.13%
Taxable Equivalent Yield1		8.51%
Net Assets Applicable to Common Shares ($000)		$965,035

Leverage
Regulatory Leverage		30.41%
Effective Leverage		33.16%

Average Annual Total Returns
(Inception 6/22/89)
	On Share Price	On NAV
6-Month (Cumulative)	12.54%	11.41%
1-Year	25.36%	23.86%
5-Year	7.10%	6.80%
10-Year	7.50%	6.80%

States3
(as a % of total investments)
Illinois		19.3%
California		14.7%
Colorado		6.3%
Texas		5.4%
Florida		5.0%
New Jersey		4.5%
Ohio		4.1%
Nevada		3.3%
New York		3.2%
Massachusetts		2.8%
Michigan		2.8%
Pennsylvania		2.5%
Puerto Rico		2.4%
Indiana		2.1%
Louisiana		2.0%
Virginia		2.0%
Washington		2.0%
Arizona		1.4%
Other		14.2%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		19.7%
Transportation		16.2%
Health Care		15.4%
Tax Obligation/General		14.8%
U.S. Guaranteed		10.8%
Consumer Staples		7.5%
Utilities		6.9%
Water and Sewer		4.4%
Other		4.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings.

Certain bonds backed by U.S. Government or agency securities are regarding as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

12	Nuveen Investments

NMA	Nuveen Municipal
Performance	Advantage
OVERVIEW	Fund, Inc.
as of April 30, 2012

Fund Snapshot
Common Share Price		$15.05
Common Share Net Asset Value (NAV)		$15.18
Premium/Discount to NAV		-0.86%
Market Yield		6.30%
Taxable Equivalent Yield1		8.75%
Net Assets Applicable to Common Shares ($000)		$663,405

Leverage
Regulatory Leverage		30.91%
Effective Leverage		35.65%

Average Annual Total Returns
(Inception 12/19/89)
	On Share Price	On NAV
6-Month (Cumulative)	11.94%	10.37%
1-Year	26.19%	23.51%
5-Year	5.87%	6.38%
10-Year	7.20%	6.84%

States4
(as a % of total investments)
California		15.5%
Illinois		9.6%
Texas		8.4%
Louisiana		8.1%
Colorado		7.2%
Puerto Rico		5.2%
Ohio		5.1%
New York		3.8%
Pennsylvania		3.3%
Nevada		2.7%
Florida		2.5%
Indiana		2.5%
New Jersey		2.4%
South Carolina		2.2%
Arizona		2.1%
Oklahoma		1.8%
Washington		1.8%
Tennessee		1.7%
Other		14.1%

Portfolio Composition4
(as a % of total investments)
Health Care		22.1%
Tax Obligation/Limited		16.0%
Tax Obligation/General		14.6%
Transportation		14.1%
U.S. Guaranteed		10.2%
Utilities		7.6%
Consumer Staples		7.1%
Other		8.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s
Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this

Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.
2	The Fund paid shareholders a net ordinary income distribution and a long-term capital gains distribution in December 2011 of $0.0307 and $0.1340 per share, respectively.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings.

Certain bonds backed by U.S. Government or agency securities are regarding as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.

Nuveen Investments	13

NMO	Nuveen Municipal
Performance	Market Opportunity
OVERVIEW	Fund, Inc.
as of April 30, 2012

Fund Snapshot
Common Share Price		$14.18
Common Share Net Asset Value (NAV)		$14.65
Premium/Discount to NAV		-3.21%
Market Yield		6.22%
Taxable Equivalent Yield1		8.64%
Net Assets Applicable to Common Shares ($000)		$672,025

Leverage
Regulatory Leverage		34.30%
Effective Leverage		38.24%

Average Annual Total Returns
(Inception 3/21/90)
	On Share Price	On NAV
6-Month (Cumulative)	11.12%	11.22%
1-Year	22.21%	24.92%
5-Year	5.59%	5.73%
10-Year	6.52%	6.26%

States3
(as a % of total investments)
California		16.0%
Illinois		10.9%
Texas		8.8%
Colorado		5.2%
New York		4.7%
Ohio		4.6%
Puerto Rico		4.5%
Washington		3.9%
North Carolina		3.6%
Nevada		3.5%
Pennsylvania		3.5%
South Carolina		3.0%
Michigan		2.8%
Florida		2.3%
Louisiana		2.3%
Alaska		2.2%
Virginia		1.9%
New Jersey		1.8%
Other		14.5%

Portfolio Composition3
(as a % of total investments)
Health Care		18.7%
Transportation		18.5%
Tax Obligation/General		18.1%
Tax Obligation/Limited		13.4%
Consumer Staples		6.8%
U.S. Guaranteed		6.6%
Utilities		6.6%
Other		11.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings.

Certain bonds backed by U.S. Government or agency securities are regarding as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

14	Nuveen Investments

NAD	Nuveen Dividend
Performance	Advantage
OVERVIEW	Municipal Fund
as of April 30, 2012

Fund Snapshot
Common Share Price		$14.89
Common Share Net Asset Value (NAV)		$15.48
Premium/Discount to NAV		-3.81%
Market Yield		6.12%
Taxable Equivalent Yield1		8.50%
Net Assets Applicable to Common Shares ($000)		$608,269

Leverage
Regulatory Leverage		30.32%
Effective Leverage		36.11%

Average Annual Total Returns
(Inception 5/26/99)
	On Share Price	On NAV
6-Month (Cumulative)	12.47%	11.22%
1-Year	24.89%	25.02%
5-Year	6.47%	6.57%
10-Year	6.74%	7.08%

States4
(as a % of total municipal bonds)
Illinois		18.9%
Texas		6.9%
California		6.8%
Florida		6.8%
New York		6.0%
Louisiana		5.2%
Washington		5.2%
New Jersey		4.2%
Nevada		4.1%
Wisconsin		4.0%
Colorado		3.9%
Puerto Rico		3.7%
Rhode Island		2.8%
Indiana		2.5%
Ohio		2.2%
Michigan		2.1%
Other		14.7%

Portfolio Composition4
(as a % of total investments)
Health Care		20.1%
Tax Obligation/General		19.7%
Tax Obligation/Limited		18.5%
Transportation		14.9%
Consumer Staples		5.9%
U.S. Guaranteed		5.7%
Housing/Multifamily		3.8%
Other		11.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a net ordinary income distribution and a long-term capital gains distribution in December 2011 of $0.0061 and $0.0417 per share, respectively.
3	Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings.

Certain bonds backed by U.S. Government or agency securities are regarding as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.

Nuveen Investments	15

NXZ	Nuveen Dividend
Performance	Advantage
OVERVIEW	Municipal Fund 2
as of April 30, 2012

Fund Snapshot
Common Share Price		$15.13
Common Share Net Asset Value (NAV)		$15.51
Premium/Discount to NAV		-2.45%
Market Yield		6.35%
Taxable Equivalent Yield1		8.82%
Net Assets Applicable to Common Shares ($000)		$457,016

Leverage
Regulatory Leverage		30.01%
Effective Leverage		34.00%

Average Annual Total Returns
(Inception 3/27/01)
	On Share Price	On NAV
6-Month (Cumulative)	13.82%	11.81%
1-Year	26.68%	25.01%
5-Year	4.57%	6.37%
10-Year	7.62%	7.44%

States4
(as a % of total investments)
Texas		20.2%
California		15.1%
Illinois		10.9%
Colorado		5.6%
Michigan		4.7%
New York		3.7%
Louisiana		3.5%
Indiana		3.4%
Nevada		3.2%
Florida		2.8%
Georgia		2.5%
Puerto Rico		2.4%
South Carolina		2.2%
Alaska		2.1%
Arizona		1.7%
New Jersey		1.7%
Other		14.3%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited		22.9%
Health Care		18.7%
Transportation		14.8%
Tax Obligation/General		13.3%
Consumer Staples		7.1%
Utilities		5.9%
U.S. Guaranteed		5.7%
Other		11.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a net ordinary income distribution and a long-term capital gains distribution in December 2011 of $0.0045 and $0.1809 per share, respectively.
3	Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings.

Certain bonds backed by U.S. Government or agency securities are regarding as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.

16	Nuveen Investments

NZF	Nuveen Dividend
Performance	Advantage
OVERVIEW	Municipal Fund 3
as of April 30, 2012

Fund Snapshot
Common Share Price		$15.29
Common Share Net Asset Value (NAV)		$15.39
Premium/Discount to NAV		-0.65%
Market Yield		6.44%
Taxable Equivalent Yield1		8.94%
Net Assets Applicable to Common Shares ($000)		$621,944

Leverage
Regulatory Leverage		27.78%
Effective Leverage		33.77%

Average Annual Total Returns
(Inception 9/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	11.80%	9.70%
1-Year	24.33%	20.47%
5-Year	6.26%	6.68%
10-Year	7.86%	7.54%

States4
(as a % of total municipal bonds)
Texas		12.6%
California		11.9%
Illinois		11.1%
New York		6.0%
Louisiana		5.3%
Massachusetts		4.7%
Michigan		4.3%
Washington		4.2%
Nevada		3.9%
Colorado		3.8%
New Jersey		3.8%
Georgia		3.1%
Indiana		2.8%
Pennsylvania		2.5%
Florida		2.3%
Maryland		1.7%
Ohio		1.7%
Other		14.3%

Portfolio Composition4
(as a % of total investments)
Transportation		17.6%
Health Care		17.4%
Tax Obligation/Limited		14.8%
Tax Obligation/General		13.2%
Water and Sewer		7.9%
U.S. Guaranteed		7.1%
Education and Civic Organizations		6.5%
Consumer Staples		5.0%
Other		10.5%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0380 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings.

Certain bonds backed by U.S. Government or agency securities are regarding as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.

Nuveen Investments	17

Nuveen Performance Plus Municipal Fund, Inc.
NPP	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.2% (0.1% of Total Investments)
	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
$1,435	5.625%, 2/01/22 – FGIC Insured (4)	8/12 at 100.00	Caa3	$861,057
1,505	5.375%, 2/01/27 – FGIC Insured (4)	8/12 at 100.00	Caa3	901,570
2,940	Total Alabama			1,762,627
	Alaska – 0.9% (0.6% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
7,500	5.000%, 6/01/32	6/14 at 100.00	BB–	6,443,025
2,465	5.000%, 6/01/46	6/14 at 100.00	BB–	1,876,531
9,965	Total Alaska			8,319,556
	Arizona – 2.1% (1.4% of Total Investments)
1,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B, 5.250%, 7/01/22 (Pre-refunded 7/01/12)	7/12 at 100.00	AAA	1,008,590
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	8,331,213
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2002B:
5,365	5.750%, 7/01/15 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	5,405,130
5,055	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	5,090,486
19,200	Total Arizona			19,835,419
	Arkansas – 0.5% (0.3% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%, 5/01/28 – ACA Insured	5/13 at 100.00	N/R	3,724,453
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005A, 5.000%, 2/01/35	2/15 at 100.00	Baa1	1,025,370
6,080	Total Arkansas			4,749,823
	California – 21.2% (14.7% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 – AMBAC Insured	10/17 at 100.00	BBB+	3,471,020
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	Aa2	1,937,458
15,870	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured	No Opt. Call	AA–	11,412,276
3,365	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33	3/13 at 100.00	A	3,385,190
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	5,164,000
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	7,297,500
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40	7/20 at 100.00	Baa2	2,438,695
3,700	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)	6/17 at 100.00	A3	3,979,535
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	5,299,100
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	10,668,900
16,000	California State, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	16,868,480
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A+	3,335,880
6,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	A1	7,644,008
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/32 – AGM Insured	8/18 at 100.00	Aa1	4,766,000

18	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$7,240	Desert Community College District, Riverside County, California, General Obligation Bonds, Election 2004 Series 2007C, 0.000%, 8/01/28 – AGM Insured	8/17 at 56.01	Aa2	$3,151,644
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	10,695,200
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
2,600	4.500%, 6/01/27	6/17 at 100.00	BB–	2,225,574
1,500	5.125%, 6/01/47	6/17 at 100.00	BB–	1,115,715
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB–	7,481,600
5,000	Los Angeles Community College District, California, General Obligation Bonds, Series 2007C, 5.000%, 8/01/32 – FGIC Insured	8/17 at 100.00	Aa1	5,621,250
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2003A:
3,390	5.000%, 7/01/38 – FGIC Insured	7/12 at 100.00	AA	3,412,781
5,500	5.125%, 7/01/40 – FGIC Insured	7/12 at 100.00	AA	5,538,115
2,495	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2009A, 5.375%, 7/01/34	1/19 at 100.00	AA	2,825,687
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	4,040,751
1,000	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A, 5.125%, 12/01/23 – AMBAC Insured (ETM)	7/12 at 100.00	N/R (5)	1,172,400
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA–	2,125,060
13,450	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – NPFG Insured	No Opt. Call	BBB	15,188,413
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	2,981,603
2,525	Palmdale, California, Certificates of Participation, Park Improvement and Avenue Construction, Series 2002, 5.000%, 9/01/32 – NPFG Insured	9/12 at 102.00	A1	2,559,542
4,795	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A, 5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	A+	5,062,897
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	AA–	3,025,831
2,100	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation, Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured	7/15 at 102.00	Baa2	2,134,860
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 19.498%, 2/01/33 (IF)	8/19 at 100.00	AA	2,903,661
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
7,210	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	BBB	3,642,132
12,500	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	3,430,250
3,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	668,760
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured	No Opt. Call	Aa1	2,196,262
3,020	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	6/15 at 100.00	B+	2,791,144
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/25 – FGIC Insured	No Opt. Call	AA+	1,545,783
3,000	University of California, General Revenue Bonds, Series 2005F, 4.750%, 5/15/25 – AGM Insured	5/13 at 101.00	Aa1	3,140,670
5,245	Vacaville Unified School District, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/30 – NPFG Insured	8/15 at 100.00	AA–	5,703,046
10,025	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Refunding Bonds, Series 1997A, 7.200%, 2/01/16 – NPFG Insured	8/12 at 102.00	AA–	10,397,629
231,430	Total California			204,446,302

Nuveen Investments	19

Nuveen Performance Plus Municipal Fund, Inc. (continued)
NPP	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado – 9.1% (6.3% of Total Investments)
$5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005, 5.000%, 12/15/24 (Pre-refunded 12/15/15) – AGM Insured	12/15 at 100.00	Aa2 (5)	$6,077,981
3,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/34 – SYNCORA GTY Insured	8/14 at 100.00	A	3,047,280
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2007, 5.250%, 5/15/42	5/17 at 100.00	BBB+	2,007,420
10,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA	10,529,400
20,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (5)	21,443,800
13,055	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	BBB	8,996,592
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
16,200	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB	5,069,790
33,120	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB	9,628,315
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
5,000	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB	2,078,900
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	BBB	4,463,310
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	Aa2 (5)	845,638
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
5,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	5,819,400
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,114,650
1,185	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	Aa2	1,301,130
2,130	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	BBB (5)	2,422,598
138,935	Total Colorado			87,846,204
	District of Columbia – 1.4% (1.0% of Total Investments)
3,975	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24	5/12 at 100.00	A1	3,995,789
4,245	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	4,371,968
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/16 at 100.00	A1	4,990,500
13,220	Total District of Columbia			13,358,257
	Florida – 7.1% (5.0% of Total Investments)
1,700	Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured	5/13 at 101.00	N/R	1,713,311
	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Venice Homes Apartments, Series 2001A:
1,545	5.700%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	1,546,205
1,805	5.800%, 1/01/36 – AGM Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	1,806,372
5,300	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/14	No Opt. Call	AA+	5,928,580
3,820	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-2, 4.950%, 7/01/37 (Alternative Minimum Tax)	1/16 at 100.00	AA+	4,052,944
7,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2003A, 5.250%, 10/01/17 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	A+	7,362,670
1,220	Jacksonville, Florida, Capital Improvement Revenue Bonds, Series 1998 Refunding, Stadium Project, 4.750%, 10/01/25 – AMBAC Insured	10/12 at 100.00	N/R	1,220,695
10,000	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured (UB)	4/15 at 100.00	Aa2	10,498,800

20	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$10,750	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	6/12 at 100.00	BB+	$10,788,808
3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A, 5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	10/15 at 100.00	A2	3,536,540
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/41	10/20 at 100.00	A2	5,534,250
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/27	10/20 at 100.00	A2	2,721,875
1,665	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,785,280
	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
2,000	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	BBB	2,040,000
4,700	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	BBB	4,761,570
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33 (WI/DD, Settling 5/03/12)	5/22 at 100.00	AA	3,626,535
65,805	Total Florida			68,924,435
	Georgia – 1.1% (0.8% of Total Investments)
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	A1	6,028,850
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	2,208,660
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured	8/18 at 100.00	AA–	2,847,750
9,500	Total Georgia			11,085,260
	Idaho – 0.0% (0.0% of Total Investments)
170	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.200%, 7/01/14 (Alternative Minimum Tax)	7/12 at 100.00	A1	173,284
275	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000G-2, 5.950%, 7/01/25 (Alternative Minimum Tax)	7/12 at 100.00	AAA	289,781
445	Total Idaho			463,065
	Illinois – 27.9% (19.3% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	AA–	1,584,219
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured	No Opt. Call	AA–	8,000,100
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	7,624,400
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	Aa3	23,540,719
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	Aa3	22,541,320
9,240	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – NPFG Insured	7/12 at 100.00	A	9,266,981
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	A1	1,720,345
5,325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	5,824,698
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	6,942,560
15,285	0.000%, 11/01/19	No Opt. Call	AAA	12,721,400
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa1 (5)	5,276,250
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,644,090

Nuveen Investments	21

Nuveen Performance Plus Municipal Fund, Inc. (continued)
NPP	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%, 8/15/47 – AGC Insured (UB)	8/18 at 100.00	AA–	$2,107,800
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust 1137, 9.124%, 7/01/15 (IF)	No Opt. Call	AA+	5,824,730
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	3,225,450
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41	2/21 at 100.00	AA–	2,760,875
185	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	197,454
815	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	Aa1 (5)	896,361
	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A:
2,250	6.000%, 8/15/23	8/18 at 100.00	BBB+	2,394,945
3,055	5.500%, 8/15/30	8/18 at 100.00	BBB+	3,101,742
4,980	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	5,078,604
4,590	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai Health System, Series 2003, 5.150%, 2/15/37	8/13 at 100.00	Aa2	4,647,972
1,195	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A, 5.750%, 7/01/29	7/12 at 100.00	AA+	1,199,923
3,610	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%, 7/01/33	7/13 at 100.00	AA+	3,704,582
1,900	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.250%, 8/15/15	8/12 at 100.00	BBB+	1,903,705
7,250	Kane, Kendall, LaSalle, and Will Counties, Illinois, Community College District 516, General Obligation Bonds, Series 2005E, 0.000%, 12/15/24 – FGIC Insured	12/13 at 57.71	AA+	3,917,610
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
28,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	AAA	8,278,480
5,000	5.250%, 6/15/42 – NPFG Insured	6/12 at 101.00	AAA	5,072,600
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996, 7.000%, 7/01/26 (ETM)	No Opt. Call	Aaa	15,258,149
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	AA–	7,692,396
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	AA–	12,161,220
23,830	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	15,578,148
13,190	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	7,734,352
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured	No Opt. Call	AAA	6,098,376
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)	No Opt. Call	AA– (5)	6,501,988
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 2002B, 5.750%, 6/15/23 – NPFG Insured	6/12 at 101.00	AAA	3,046,770
2,685	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA–	2,864,895
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA	23,062,822
2,250	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois, General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – NPFG Insured	No Opt. Call	AA	1,266,773
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	Aa2	6,681,700
327,620	Total Illinois			268,947,504

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 3.1% (2.1% of Total Investments)
$3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36	8/16 at 100.00	Baa2	$3,071,430
750	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/23	2/16 at 100.00	AA–	799,995
1,305	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc., Series 2004A, 5.375%, 3/01/34 – AMBAC Insured	3/14 at 100.00	A+	1,327,237
1,570	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured	No Opt. Call	AA–	1,710,154
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)	7/12 at 100.00	BBB (5)	4,337,453
3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A–	3,092,730
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana, Series 2005A, 5.000%, 5/01/35 – AMBAC Insured	5/15 at 100.00	A+	2,033,120
3,105	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.250%, 8/01/20 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	Aaa	3,298,969
9,560	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA	5,578,834
2,395	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 4.375%, 7/15/26 – NPFG Insured	7/15 at 100.00	AA+	2,491,207
1,800	Sunman Dearborn High School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/25 – NPFG Insured	1/15 at 100.00	AA+	1,902,474
32,805	Total Indiana			29,643,603
	Iowa – 1.8% (1.3% of Total Investments)
1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/21	7/16 at 100.00	BB+	1,514,325
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
5,000	5.375%, 6/01/38	6/15 at 100.00	B+	4,103,600
4,465	5.500%, 6/01/42	6/15 at 100.00	B+	3,647,637
5,400	5.625%, 6/01/46	6/15 at 100.00	B+	4,405,158
4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	4,033,170
20,865	Total Iowa			17,703,890
	Kansas – 0.7% (0.5% of Total Investments)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23 (UB)	3/14 at 100.00	AAA	4,071,218
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010, 0.000%, 6/01/21	No Opt. Call	BBB	2,523,308
7,520	Total Kansas			6,594,526
	Louisiana – 2.9% (2.0% of Total Investments)
365	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26	10/12 at 100.00	Aaa	365,580
4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/25 – NPFG Insured	11/14 at 100.00	A+	4,369,680
4,750	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/33 – NPFG Insured	7/14 at 100.00	BBB	4,973,155
1,000	Louisiana State University and Agricultural and Mechanical College Board of Supervisors, Auxiliary Revenue Bonds, University Health Sciences Center Projects, Series 2000, 6.375%, 5/01/31 – NPFG Insured	5/12 at 100.00	AA–	1,003,780
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
7,530	5.500%, 5/15/30	5/12 at 100.00	A1	7,584,969
9,655	5.875%, 5/15/39	5/12 at 100.00	A–	9,693,813
27,300	Total Louisiana			27,990,977

Nuveen Investments	23

Nuveen Performance Plus Municipal Fund, Inc. (continued)
NPP	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maine – 0.7% (0.5% of Total Investments)
$1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	Baa3	$1,175,538
5,680	Portland, Maine, Airport Revenue Bonds, Series 2003A, 5.000%, 7/01/32 – AGM Insured	7/13 at 100.00	AA–	5,894,306
6,730	Total Maine			7,069,844
	Maryland – 0.5% (0.3% of Total Investments)
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 6.000%, 1/01/28	1/18 at 100.00	BBB	2,759,891
1,555	Takoma Park, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Washington Adventist Hospital, Series 1995, 6.500%, 9/01/12 – AGM Insured (ETM)	No Opt. Call	AA– (5)	1,586,162
4,105	Total Maryland			4,346,053
	Massachusetts – 4.0% (2.8% of Total Investments)
6,250	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/37	1/20 at 100.00	A+	6,772,750
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment, M/SRBC Project, Series 2002A:
4,000	5.125%, 8/01/28 – NPFG Insured	8/12 at 100.00	BBB	4,002,000
5,625	5.125%, 2/01/34 – NPFG Insured	8/12 at 100.00	BBB	5,628,206
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/19 – AGC Insured	10/15 at 100.00	AA–	9,418,535
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%, 7/01/38	7/18 at 100.00	A–	517,050
5,745	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	6/12 at 100.00	A–	5,766,142
890	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.250%, 11/01/30 (Pre-refunded 11/01/12)	11/12 at 100.00	AA+ (5)	912,392
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
1,255	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA+ (5)	1,296,553
3,745	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA+ (5)	3,868,997
36,740	Total Massachusetts			38,182,625
	Michigan – 4.0% (2.8% of Total Investments)
	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
5,405	5.000%, 7/01/30 – NPFG Insured	7/15 at 100.00	A	5,492,453
5,000	5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	5,022,200
2,950	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	A	2,975,754
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured	5/20 at 100.00	Aa3	2,165,420
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 – FGIC Insured	10/16 at 50.02	Aa3	2,535,375
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II, 5.000%, 10/15/29 – NPFG Insured	10/13 at 100.00	Aa3	5,201,100
7,115	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.500%, 3/01/16 (Pre-refunded 3/01/13)	3/13 at 100.00	A1 (5)	7,426,637
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB+	2,979,728
2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William Beaumont Hospital Obligated Group, Series 2009W, 6.375%, 8/01/29	8/19 at 100.00	A1	2,867,875
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	1,465,066
40,420	Total Michigan			38,131,608

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota – 2.0% (1.4% of Total Investments)
$16,430	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds, Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured	11/15 at 103.00	AA–	$19,718,300
	Mississippi – 1.3% (0.9% of Total Investments)
9,750	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/12 at 100.00	BBB	9,778,275
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)	9/14 at 100.00	AA	2,586,053
12,225	Total Mississippi			12,364,328
	Missouri – 1.1% (0.8% of Total Investments)
2,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,10/01/32 – AGM Insured	10/13 at 100.00	AA–	2,085,820
6,350	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.250%, 9/01/17 – FGIC Insured	9/12 at 100.00	A+	6,433,376
1,845	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2003, 5.250%, 5/15/18	5/13 at 100.00	AA	1,930,903
10,195	Total Missouri			10,450,099
	Montana – 0.5% (0.3% of Total Investments)
120	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29 (Alternative Minimum Tax)	6/12 at 100.00	AA+	122,136
4,795	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series 1998B, 5.500%, 12/01/31 (Alternative Minimum Tax)	6/12 at 100.00	A2	4,541,776
4,915	Total Montana			4,663,912
	Nevada – 4.8% (3.3% of Total Investments)
10,900	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19 (Pre-refunded 6/15/12) – NPFG Insured	6/12 at 100.00	AA (5)	10,972,485
24,195	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	Aa3	25,918,410
	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A:	7/17 at 100.00	A+	5,252,050
5,000	5.250%, 7/01/31
	Reno, Nevada, Health Care Facilities Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	AA+	3,716,000
2,500	Trust 2634, 17.962%, 7/01/31 – BHAC Insured (IF)
42,595	Total Nevada			45,858,945
	New Hampshire – 0.5% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39	10/19 at 100.00	Baa1	5,269,500
	New Jersey – 6.5% (4.5% of Total Investments)
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BBB–	1,577,250
2,110	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A, 6.000%, 6/01/13 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	Aaa	2,117,976
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.500%, 12/15/18 – AGM Insured	No Opt. Call	AA–	5,551,470
9,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%, 6/15/23 (Pre-refunded 6/15/13)	6/13 at 100.00	Aaa	9,794,363
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A+	3,933,500
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	13,085,680
10,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/20 – AGM Insured	7/13 at 100.00	AA–	10,450,000
7,655	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	7,691,514

Nuveen Investments	25

Nuveen Performance Plus Municipal Fund, Inc. (continued)
NPP	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$4,450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	$4,759,364
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	3,903,150
92,465	Total New Jersey			62,864,267
	New York – 4.6% (3.2% of Total Investments)
5,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida Health, Series 2004, 5.050%, 2/15/25	2/14 at 100.00	AAA	5,708,670
1,560	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program, Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured	7/12 at 100.00	N/R	1,563,276
1,500	Dormitory Authority of the State of New York, Revenue Bonds, St. Barnabas Hospital, Series 1997, 5.450%, 8/01/35 – AMBAC Insured	8/12 at 100.00	N/R	1,501,995
3,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	3,262,710
13,220	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.500%, 11/15/26 – AGM Insured	11/12 at 100.00	AA	13,554,730
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B, 4.500%, 11/15/32 – AGM Insured (UB)	11/16 at 100.00	AA–	14,105,512
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004B, 5.000%, 8/01/24	8/13 at 100.00	AAA	2,101,500
2,650	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB–	2,945,157
43,030	Total New York			44,743,550
	North Carolina – 1.6% (1.1% of Total Investments)
5,500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/39	1/18 at 100.00	AA–	5,785,065
4,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (5)	5,505,395
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/42	6/19 at 100.00	AA	3,771,040
13,900	Total North Carolina			15,061,500
	North Dakota – 0.5% (0.3% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	AA–	4,659,508
	Ohio – 5.9% (4.1% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A, 5.250%, 2/15/43	2/18 at 100.00	A1	10,754,900
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
5,685	5.125%, 6/01/24	6/17 at 100.00	B	4,647,317
5,640	5.875%, 6/01/30	6/17 at 100.00	B+	4,545,276
4,875	5.750%, 6/01/34	6/17 at 100.00	BB	3,804,353
4,290	6.000%, 6/01/42	6/17 at 100.00	BBB	3,435,861
14,830	5.875%, 6/01/47	6/17 at 100.00	BB	11,591,128
10,300	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37	6/22 at 100.00	B+	8,006,396
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	2,698,579
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	3,753,952
3,425	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/19 – AMBAC Insured	2/14 at 100.00	A1	3,614,848
65,000	Total Ohio			56,852,610

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania – 3.5% (2.5% of Total Investments)
$1,250	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34	8/19 at 100.00	Aa3	$1,390,463
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	AA–	2,359,469
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	AA–	2,246,906
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	AA–	2,149,168
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	AA–	1,953,008
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	AA–	2,522,398
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	AA–	1,551,368
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	AA–	1,631,880
1,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)	7/12 at 100.00	D	630,200
100	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994C, 6.875%, 7/01/12 (Alternative Minimum Tax)	No Opt. Call	N/R	20,000
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA–	4,953,050
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	12,755,473
41,725	Total Pennsylvania			34,163,383
	Puerto Rico – 3.4% (2.4% of Total Investments)
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/33	8/29 at 100.00	A+	11,005,444
8,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	9,185,539
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
25,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Aa2	3,302,750
64,335	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	5,186,688
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bonds Trust 3101, 17.960%, 8/01/57 (IF)	8/17 at 100.00	Aa2	4,584,300
114,835	Total Puerto Rico			33,264,721
	Rhode Island – 0.4% (0.3% of Total Investments)
2,000	Kent County Water Authority, Rhode Island, General Revenue Bonds, Series 2002A, 5.000%, 7/15/23 – NPFG Insured	7/12 at 100.00	A+	2,015,640
1,735	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32	6/12 at 100.00	BBB+	1,741,246
3,735	Total Rhode Island			3,756,886
	South Carolina – 2.1% (1.4% of Total Investments)
2,725	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 2/15/25 – NPFG Insured	8/14 at 100.00	BBB	2,930,656
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	11,333,499
14,790	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	5,891,153
44,470	Total South Carolina			20,155,308
	Tennessee – 0.9% (0.7% of Total Investments)
2,200	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	Baa1 (5)	2,207,436
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 6.000%, 12/01/19 – AMBAC Insured	12/17 at 100.00	N/R	6,869,040
8,200	Total Tennessee			9,076,476

Nuveen Investments	27

Nuveen Performance Plus Municipal Fund, Inc. (continued)
NPP	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas – 7.7% (5.4% of Total Investments)
$5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006, 5.000%, 5/01/35 – NPFG Insured	5/16 at 100.00	A1	$5,206,700
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa2	2,692,100
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB–	1,106,620
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005:
4,000	5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	BBB	3,964,920
13,000	5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	BBB	12,662,260
3,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Schoolhouse Series 2005C, 5.000%, 2/15/30	2/15 at 100.00	AAA	3,266,580
3,500	Fort Bend County, Texas, General Obligation Bonds, Toll Road Series 2006, 5.000%, 3/01/32 – NPFG Insured	9/13 at 100.00	AA+	3,649,240
9,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	9,662,850
2,135	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 – NPFG Insured	5/12 at 100.00	BBB	2,134,893
4,000	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%, 2/15/27 (Pre-refunded 2/15/13) – AMBAC Insured	2/13 at 100.00	AA+ (5)	4,147,240
3,885	Houston Independent School District, Public Facility Corporation, Harris County, Texas, Lease Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured	No Opt. Call	AA	3,252,522
1,600	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A, 5.500%, 7/01/39	7/18 at 100.00	AA–	1,768,160
33,855	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/40	8/14 at 23.67	AAA	7,440,313
19,300	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2008, 0.000%, 8/15/41	8/17 at 24.20	AAA	3,710,618
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	AA–	3,157,990
830	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series 1999, 5.000%, 3/01/22 (Pre-refunded 3/01/13) – AGM Insured	3/13 at 100.00	Aa1 (5)	863,175
3,170	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series 1999, 5.000%, 3/01/22 – AGM Insured	3/13 at 100.00	AAA	3,282,915
2,500	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman Project, Series 2011, 6.000%, 11/01/41	11/21 at 100.00	Baa2	2,711,875
115,165	Total Texas			74,680,971
	Utah – 1.0% (0.7% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,220,320
1,265	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18 (Alternative Minimum Tax)	7/12 at 100.00	AA–	1,280,522
285	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000D-1, 6.050%, 7/01/14 (Alternative Minimum Tax)	7/12 at 100.00	AA–	290,270
465	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%, 1/01/27 (Alternative Minimum Tax)	7/12 at 100.00	AAA	465,656
370	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class III, 6.000%, 1/01/15 (Alternative Minimum Tax)	7/12 at 100.00	AA–	376,741
615	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27 (Alternative Minimum Tax)	7/12 at 100.00	AA	615,683
445	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	455,021
3,000	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2002C, 5.250%, 10/01/28 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (5)	3,063,420
9,445	Total Utah			9,767,633

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virgin Islands – 0.5% (0.3% of Total Investments)
$4,700	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,10/01/33 – RAAI Insured	10/14 at 100.00	BBB+	$4,821,918
	Virginia – 2.9% (2.0% of Total Investments)
18,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	14,294,520
10,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured	10/26 at 100.00	AA–	9,516,675
4,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,158,960
32,530	Total Virginia			27,970,155
	Washington – 3.0% (2.0% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	AA+	6,998,665
	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds, Series 2004:
465	5.000%, 9/01/22 – FGIC Insured	9/14 at 100.00	A1	490,389
3,100	5.000%, 9/01/28 – FGIC Insured	9/14 at 100.00	A1	3,205,772
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2003A, 5.500%, 7/01/16 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa1 (5)	5,305,425
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33	7/19 at 100.00	A	2,212,306
10,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB)	10/16 at 100.00	AA	10,262,843
32,800	Total Washington			28,475,400
	Wisconsin – 0.2% (0.2% of Total Investments)
2,435	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2005C, 4.875%, 3/01/36 (Alternative Minimum Tax) (UB)	9/14 at 100.00	AA	2,412,476
$1,721,330	Total Investments (cost $1,269,695,231) – 144.1%			1,390,453,424
	Floating Rate Obligations – (2.9)%			(27,650,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (43.7)% (6)			(421,700,000)
	Other Assets Less Liabilities – 2.5%			23,931,318
	Net Assets Applicable to Common Shares – 100%			$965,034,742

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.3%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	29

Nuveen Municipal Advantage Fund, Inc.
NMA	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.8% (0.5% of Total Investments)
$5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)	5/12 at 100.00	BBB	$5,206,550
	Alaska – 0.9% (0.6% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,162,856
1,280	5.250%, 12/01/41 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,315,379
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
795	4.625%, 6/01/23	6/14 at 100.00	BBB–	789,189
3,250	5.000%, 6/01/46	6/14 at 100.00	BB–	2,474,128
6,450	Total Alaska			5,741,552
	Arizona – 3.1% (2.1% of Total Investments)
3,465	Arizona Board of Regents, Certificates of Participation, Arizona State University, Refunding Series 2006, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	AA–	3,769,331
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32	7/17 at 100.00	A+	5,248,742
10,700	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2008A, 5.000%, 7/01/38	7/18 at 100.00	AA–	11,414,867
19,070	Total Arizona			20,432,940
	California – 22.6% (15.5% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 – AMBAC Insured	10/17 at 100.00	BBB+	3,471,020
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	Aa2	1,937,458
	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A	1,309,319
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	A	1,797,941
770	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.000%, 6/01/26	6/15 at 100.00	BBB	689,997
3,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33	3/13 at 100.00	A	3,018,000
7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga State Hospital, Series 2004A, 5.125%, 6/01/29	6/14 at 100.00	A2	7,728,375
11,200	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A1	11,738,384
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,660,210
16,000	California State, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	16,868,480
2,750	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	3,305,253
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 0.000%, 9/01/31 – FGIC Insured	No Opt. Call	BBB	2,835,184
	Colton Joint Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2006C:
3,800	0.000%, 2/01/33 – FGIC Insured	2/15 at 38.73	Aa3	1,177,734
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	Aa3	931,255
6,570	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	8,532,262
8,145	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Series 2003B, 0.000%, 8/01/25 – FGIC Insured	8/13 at 55.54	Aa1	4,298,361

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	A+	$1,130,906
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – NPFG Insured	No Opt. Call	Aa3	1,573,286
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A1	760,153
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	1,564,650
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47	6/17 at 100.00	BB–	743,810
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured	No Opt. Call	Aa2	1,890,900
1,750	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2002 Series 2004, 5.000%, 8/01/29 – AGM Insured	8/13 at 100.00	AA–	1,822,870
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2003A, 5.125%, 7/01/40 – FGIC Insured	7/12 at 100.00	AA	5,034,650
1,275	Madera Unified School District, Madera County, California, General Obligation Bonds, Series 2002, 5.250%, 8/01/23 (Pre-refunded 8/01/12) – AGM Insured	8/12 at 100.00	AA– (4)	1,291,333
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	2,693,834
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA–	2,125,060
	North Orange County Community College District, California, General Obligation Bonds, Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa1	4,451,957
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Aa1	2,271,537
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (ETM)	No Opt. Call	Aaa	6,383,050
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	A+	3,468,120
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+	2,156,600
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	12,039,544
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005, 5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured	5/15 at 100.00	AA+ (4)	3,650,303
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 19.498%, 8/01/33 (IF)	8/19 at 100.00	AA	2,903,661
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)	No Opt. Call	AAA	5,742,013
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
7,205	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	BBB	3,639,606
23,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	5,127,160
7,250	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 0.000%, 9/01/29 – NPFG Insured	9/15 at 47.82	Aa1	2,931,030
209,730	Total California			149,695,266
	Colorado – 10.4% (7.2% of Total Investments)
1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	1,582,448
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 4.500%, 9/01/38	9/16 at 100.00	AA	9,578,768
3,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.500%, 7/01/34	7/19 at 100.00	AA	3,737,701

Nuveen Investments	31

Nuveen Municipal Advantage Fund, Inc. (continued)
NMA	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2007, 5.250%, 5/15/42	5/17 at 100.00	BBB+	$1,505,565
7,500	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA	7,897,050
1,150	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series 2005C, 5.250%, 3/01/40 – AGM Insured	9/18 at 102.00	AA–	1,234,974
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006A:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,935,943
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,625,743
4,340	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,736,763
1,055	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%, 11/15/25 – SYNCORA GTY Insured	11/15 at 100.00	A+	1,168,602
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	1,936,500
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,650	0.000%, 9/01/16 – NPFG Insured	No Opt. Call	BBB	2,371,432
8,645	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	BBB	4,138,448
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,500	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB	2,915,625
10,000	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB	3,363,600
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB	3,129,500
	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
1,030	5.375%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	AA (4)	1,034,625
4,890	5.375%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	AA (4)	4,911,956
	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
970	5.375%, 6/01/17	7/12 at 100.00	AA	973,977
110	5.375%, 6/01/18	7/12 at 100.00	AA	110,413
3,110	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/34	7/20 at 100.00	Baa3	3,461,928
89,490	Total Colorado			69,351,561
	District of Columbia – 0.2% (0.1% of Total Investments)
1,065	District of Columbia Housing Finance Agency, GNMA/FNMA Single Family Mortgage Revenue Bonds, Series 1997B, 5.900%, 12/01/28 (Alternative Minimum Tax)	6/12 at 100.00	AA+	1,129,560
	Florida – 3.6% (2.5% of Total Investments)
1,600	Florida Board of Education, Lottery Revenue Bonds, Series 2002A, 5.500%, 7/01/12 – FGIC Insured	No Opt. Call	AAA	1,614,528
2,770	Florida Housing Finance Corporation, Housing Revenue Bonds, Stratford Point Apartments, Series 2000O-1, 5.850%, 12/01/31 – AGM Insured (Alternative Minimum Tax)	6/12 at 100.00	AA–	2,773,158
590	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health System, Series 2008, 5.000%, 5/01/28	5/18 at 100.00	AA–	634,728
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	15,329,069
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33 (WI/DD, Settling 5/03/12)	5/22 at 100.00	AA	3,626,535
22,990	Total Florida			23,978,018
	Georgia – 1.7% (1.2% of Total Investments)
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 – AGM Insured	10/14 at 100.00	AA–	4,328,880
2,900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/26	12/14 at 100.00	BBB–	2,906,148
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	1,380,413
2,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 7.625%, 12/01/30	12/20 at 100.00	N/R	2,675,350
10,650	Total Georgia			11,290,791

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Hawaii – 0.0% (0.0% of Total Investments)
$80	Hawaii Housing Finance and Development Corporation, Single Family Mortgage Purchase Revenue Bonds, Series 1997A, 5.750%, 7/01/30 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	$80,552
	Illinois – 13.9% (9.6% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	AA–	1,584,219
4,345	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured	No Opt. Call	AA–	1,986,447
4,260	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured	No Opt. Call	AA–	1,614,668
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	1,221,968
5,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	A+	5,006,100
5,320	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2004A, 5.000%, 1/01/28 – NPFG Insured	1/15 at 100.00	A1	5,516,627
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,766,264
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,644,090
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%, 8/15/47 – AGC Insured (UB)	8/18 at 100.00	AA–	2,107,800
8,395	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust 1137, 9.124%, 7/01/15 (IF)	No Opt. Call	AA+	9,322,899
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	2,770,350
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	4,257,680
5,025	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 5.625%, 1/01/28	1/13 at 100.00	A–	5,075,954
3,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1, 5.000%, 1/01/20 – AGM Insured	7/16 at 100.00	AA–	3,421,740
10,740	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 1/01/23 – AGM Insured	1/15 at 66.94	Aa3	6,465,802
1,090	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured	No Opt. Call	A3	773,813
3,175	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 6/15/41 – NPFG Insured	No Opt. Call	AAA	675,481
6,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 6/15/24 – NPFG Insured	No Opt. Call	AA–	3,647,005
4,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	4,852,200
1,940	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2003A, 5.000%, 4/01/23 (Pre-refunded 4/01/13) – AMBAC Insured	4/13 at 100.00	Aa2 (4)	2,025,224
7,500	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois, General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – NPFG Insured	No Opt. Call	AA	4,222,575
1,270	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois,	7/13 at 100.00	A+	1,315,961
	General Obligation Bonds, Series 2003A, 5.000%, 1/01/18 – FGIC Insured
24,125	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured	No Opt. Call	Aa2	15,275,226
114,930	Total Illinois			92,550,093

Nuveen Investments	33

Nuveen Municipal Advantage Fund, Inc. (continued)
NMA	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 3.7% (2.5% of Total Investments)
$2,600	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured	No Opt. Call	A	$1,633,944
1,310	Hospital Authority of Delaware County, Indiana, Hospital Revenue Refunding Bonds, Cardinal Health System, Series 1997, 5.000%, 8/01/16 – AMBAC Insured	8/12 at 100.00	N/R	1,309,751
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	4,341,559
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38	12/19 at 100.00	AA	6,545,820
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc., Series 2004A, 5.375%, 3/01/34 – AMBAC Insured	3/14 at 100.00	A+	2,034,080
2,435	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A–	2,510,266
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA	5,835,600
1,005	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 1999, 5.450%, 2/15/13	No Opt. Call	N/R	143,564
29,380	Total Indiana			24,354,584
	Iowa – 0.8% (0.6% of Total Investments)
6,300	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	6/15 at 100.00	B+	5,170,536
250	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	224,065
6,550	Total Iowa			5,394,601
	Kansas – 1.2% (0.8% of Total Investments)
3,715	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	Baa3	3,644,006
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004, 5.300%, 6/01/31 – NPFG Insured	6/14 at 100.00	A3	1,804,338
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	2,523,308
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010, 0.000%, 6/01/21
9,195	Total Kansas			7,971,652
	Kentucky – 1.4% (1.0% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010B, 6.375%, 3/01/40	6/20 at 100.00	BBB+	6,897,220
1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA–	1,707,870
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA–	1,108,480
8,515	Total Kentucky			9,713,570
	Louisiana – 11.7% (8.1% of Total Investments)
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care Corporation Project, Series 1994:
275	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	307,461
2,610	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	2,916,753
6,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/33 – NPFG Insured	7/14 at 100.00	BBB	6,962,417
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	9,231,120
6,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2002A, 5.000%, 6/01/32 – AMBAC Insured	6/12 at 100.00	Aa1	6,018,240
28	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Trust 660, 15.714%, 5/01/34 (IF)	5/16 at 100.00	Aa1	30,894

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
$20,690	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	$21,157,594
10,000	5.000%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	10,596,800
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
6,210	5.500%, 5/15/30	5/12 at 100.00	A1	6,255,333
14,440	5.875%, 5/15/39	5/12 at 100.00	A–	14,498,049
75,903	Total Louisiana			77,974,661
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	Baa3	1,175,538
	Massachusetts – 2.2% (1.5% of Total Investments)
8,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	9,630,723
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%, 7/01/33	7/18 at 100.00	A–	645,209
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Healthcare, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured	7/12 at 100.00	A–	1,750,578
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	2,501,526
13,495	Total Massachusetts			14,528,036
	Michigan – 2.3% (1.6% of Total Investments)
4,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding Senior Lien Series 2006D, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	4,072,720
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%, 7/01/31 – BHAC Insured	7/18 at 100.00	AA+	2,822,125
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 – FGIC Insured	10/16 at 50.02	Aa3	2,535,375
2,500	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II, 5.000%, 10/15/29 – NPFG Insured	10/13 at 100.00	Aa3	2,600,550
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB+	2,979,728
18,300	Total Michigan			15,010,498
	Missouri – 1.8% (1.2% of Total Investments)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B:
4,400	5.000%, 10/01/23 – AGM Insured	10/13 at 100.00	AA–	4,626,600
1,500	5.000%, 10/01/32 – AGM Insured	10/13 at 100.00	AA–	1,564,365
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	5,546,910
17,905	Total Missouri			11,737,875
	Nevada – 4.0% (2.7% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	16,775,850
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 2007B, 18.238%, 7/01/31 – BHAC Insured (IF)	7/17 at 100.00	AA+	5,574,150
4,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2003B Refunding, 5.250%, 6/01/20 (Pre-refunded 12/01/12) – NPFG Insured	12/12 at 100.00	AA+ (4)	4,118,560
22,750	Total Nevada			26,468,560
	New Hampshire – 0.2% (0.2% of Total Investments)
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39	10/19 at 100.00	Baa1	1,580,850

Nuveen Investments	35

Nuveen Municipal Advantage Fund, Inc. (continued)
NMA	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey – 3.5% (2.4% of Total Investments)
$15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A+	$5,900,250
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
8,350	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	8,389,830
5,050	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	5,075,705
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	3,903,150
33,400	Total New Jersey			23,268,935
	New York – 5.6% (3.8% of Total Investments)
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	2,175,140
7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA–	7,046,550
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,268,063
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/12 at 100.00	BB–	4,392,975
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	BB–	3,098,220
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Series 2004B, Trust 1199, 5.000%, 6/15/36 – AGM Insured (UB)	12/14 at 100.00	AAA	10,861,500
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
6,065	6.500%, 12/01/28	12/15 at 100.00	BBB–	6,540,314
1,660	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,863,914
35,950	Total New York			37,246,676
	North Carolina – 1.5% (1.1% of Total Investments)
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	3,456,450
800	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA	800,608
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/42	6/19 at 100.00	AA	3,771,040
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	2,125,264
9,200	Total North Carolina			10,153,362
	North Dakota – 0.6% (0.4% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.000%, 11/01/28	11/21 at 100.00	AA–	1,786,890
2,350	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/25	7/16 at 100.00	BBB–	2,422,239
3,850	Total North Dakota			4,209,129
	Ohio – 7.4% (5.1% of Total Investments)
3,785	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/18	5/12 at 100.00	Baa1	3,791,132
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A, 5.250%, 2/15/43	2/18 at 100.00	A1	10,754,900
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,760	5.125%, 6/01/24	6/17 at 100.00	B	1,438,747
2,700	5.875%, 6/01/30	6/17 at 100.00	B+	2,175,930
9,135	5.750%, 6/01/34	6/17 at 100.00	BB	7,128,771
3,920	6.000%, 6/01/42	6/17 at 100.00	BBB	3,139,528
6,080	5.875%, 6/01/47	6/17 at 100.00	BB	4,752,128

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$6,375	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37	6/22 at 100.00	B+	$4,955,415
7,050	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	8,085,716
2,650	Ohio, General Obligation Bonds, Higher Education, Series 2003A, 5.000%, 5/01/22 (Pre-refunded 5/01/13)	5/13 at 100.00	AA+ (4)	2,776,670
53,455	Total Ohio			48,998,937
	Oklahoma – 2.6% (1.8% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	1,035,870
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 2008B, 5.250%, 8/15/38	8/18 at 100.00	AA–	1,850,607
12,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/42	2/17 at 100.00	A	12,499,200
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%, 1/01/47 – FGIC Insured	1/17 at 100.00	A	2,054,300
16,675	Total Oklahoma			17,439,977
	Oregon – 0.5% (0.3% of Total Investments)
3,000	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 5.000%, 10/01/36	10/17 at 100.00	A	3,155,970
	Pennsylvania – 4.8% (3.3% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39	8/19 at 100.00	Aa3	5,540,850
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	AA–	1,327,275
7,100	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.750%, 8/01/30	8/15 at 100.00	AA	8,562,600
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2003, 5.375%, 7/15/29	7/13 at 100.00	A–	1,037,410
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A, 4.650%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,516,965
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 – AMBAC Insured	12/14 at 100.00	Aa3	2,844,452
10,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.250%, 5/15/30	5/20 at 100.00	AA	11,258,300
28,450	Total Pennsylvania			32,087,852
	Puerto Rico – 7.5% (5.2% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.125%, 7/01/37	7/22 at 100.00	Baa2	2,501,775
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	5,280,600
10,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	BBB+	10,610,800
10,070	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/39 – FGIC Insured	No Opt. Call	Baa1	10,282,578
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	11,298,000
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	9,915,057
46,880	Total Puerto Rico			49,888,810

Nuveen Investments	37

Nuveen Municipal Advantage Fund, Inc. (continued)
NMA	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Rhode Island – 1.3% (0.9% of Total Investments)
$1,235	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – NPFG Insured	5/12 at 100.00	Baa1	$1,238,619
7,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 50A, 4.650%, 10/01/34	10/14 at 100.00	AA+	7,073,150
8,235	Total Rhode Island			8,311,769
	South Carolina – 3.2% (2.2% of Total Investments)
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 6.000%, 12/01/20 (Pre-refunded 12/01/12)	12/12 at 101.00	AA (4)	10,440,200
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)	11/13 at 100.00	AA– (4)	2,704,450
1,950	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/34 – NPFG Insured	8/14 at 100.00	BBB	2,076,945
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A, 5.000%, 6/01/36 – FGIC Insured	6/14 at 100.00	A+	3,065,700
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%, 1/01/23 – FGIC Insured	No Opt. Call	A–	811,764
2,125	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System, Series 2003A, 5.000%, 1/01/21 – AMBAC Insured	7/13 at 100.00	AA–	2,226,745
20,795	Total South Carolina			21,325,804
	South Dakota – 0.5% (0.3% of Total Investments)
2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/40	5/17 at 100.00	AA–	3,061,769
	Tennessee – 2.5% (1.7% of Total Investments)
20,415	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/13 at 75.87	AA–	15,216,524
	Refunding Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/18 – AGM Insured
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 6.000%, 12/01/19 – AMBAC Insured	12/17 at 100.00	N/R	1,144,840
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (5)	11/17 at 100.00	B–	29,985
22,915	Total Tennessee			16,391,349
	Texas – 12.2% (8.4% of Total Investments)
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company, Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A–	6,428,520
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa2	2,153,680
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB–	1,106,620
2,100	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33	8/14 at 100.00	AAA	2,270,310
4,250	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/26	8/16 at 60.73	Aaa	2,303,330
7,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured	11/13 at 100.00	AA	7,818,075
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	5,368,250
	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003:
3,460	5.000%, 2/15/28 (Pre-refunded 2/15/13) – AMBAC Insured	2/13 at 100.00	AA+ (4)	3,587,363
1,540	5.000%, 2/15/28 (Pre-refunded 2/15/13) – AMBAC Insured	2/13 at 100.00	AA+ (4)	1,596,687
6,080	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Series 2006, 5.000%, 8/01/29	8/16 at 100.00	AAA	6,839,757

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$9,150	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2004, 0.000%, 8/15/31	8/12 at 33.31	AAA	$3,032,676
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/34 – FGIC Insured	8/15 at 35.34	AA–	2,860,318
1,100	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2007, 0.000%, 8/15/14	No Opt. Call	AAA	1,084,578
13,510	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2008, 0.000%, 8/15/39	8/17 at 27.35	AAA	2,940,587
5	Lower Colorado River Authority, Texas, Refunding Revenue Bonds, Series 2010, 5.000%, 5/15/12	No Opt. Call	A1	5,010
1,495	Lower Colorado River Authority, Texas, Refunding Revenue Bonds, Series 2010, 5.000%, 5/15/12	No Opt. Call	A1	1,497,990
3,520	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds, Series 2007, 5.000%, 8/15/34	8/16 at 100.00	Aaa	3,951,341
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation Series 2008I:
2,555	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AA–	2,516,982
7,000	0.000%, 1/01/43	1/25 at 100.00	A2	6,971,300
	Northside Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2001A:
3,500	5.000%, 8/01/27	8/12 at 100.00	AAA	3,511,480
3,755	5.000%, 8/01/31	8/12 at 100.00	AAA	3,767,316
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21	10/12 at 100.00	BBB+	4,760,160
2,700	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 5.500%, 8/15/39 – AMBAC Insured	8/12 at 100.00	BBB+	2,711,745
3,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/21	8/15 at 74.57	AAA	2,130,510
104,265	Total Texas			81,214,585
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,220,320
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	1,707,979
	Virginia – 0.6% (0.4% of Total Investments)
2,855	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	6/17 at 100.00	B2	2,034,587
2,010	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	2,074,320
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
4,865	Total Virginia			4,108,907
	Washington – 2.7% (1.8% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured	8/12 at 100.00	AAA	1,269,248
5,665	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2002B, 5.250%, 7/01/37 (Pre-refunded 7/01/12) – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA+ (4)	5,709,527
2,485	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric Development, Series 2006B, 5.000%, 1/01/32 – NPFG Insured	1/17 at 100.00	AA	2,630,447
1,830	Kennewick Public Facilities District, Washington, Sales Tax Revenue Bonds, Series 2003, 5.000%, 12/01/20 (Pre-refunded 6/01/13) – AMBAC Insured	6/13 at 100.00	A1 (4)	1,924,520
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33	7/19 at 100.00	A	2,212,280
3,075	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.625%, 6/01/32	6/13 at 100.00	Baa1	3,191,204

Nuveen Investments	39

Nuveen Municipal Advantage Fund, Inc. (continued)
NMA	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington (continued)
$1,270	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%, 12/01/24 – NPFG Insured	No Opt. Call	AA+	$872,833
17,585	Total Washington			17,810,059
	Wisconsin – 1.2% (0.8% of Total Investments)
535	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/12 (ETM)	No Opt. Call	AAA	537,552
2,945	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	2,959,931
565	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa2	587,959
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/19 – NPFG Insured	No Opt. Call	AA–	3,794,817
7,045	Total Wisconsin			7,880,259
$1,108,143	Total Investments (cost $909,143,993) – 145.7%			966,849,756
	Floating Rate Obligations – (6.9)%			(45,488,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.7)% (6)			(296,800,000)
	Other Assets Less Liabilities – 5.9%			38,843,728
	Net Assets Applicable to Common Shares – 100%			$663,405,151

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.7%. N/R Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

40	Nuveen Investments

Nuveen Municipal Market Opportunity Fund, Inc.
NMO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.7% (0.4% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$1,935	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	N/R	$1,953,905
2,485	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	N/R	2,496,804
4,420	Total Alabama			4,450,709
	Alaska – 3.4% (2.2% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,162,856
1,275	5.250%, 12/01/41 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,310,241
7,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%, 12/01/30 – NPFG Insured	6/15 at 100.00	AA+	7,267,890
3,000	Alaska State, International Airport System Revenue Bonds, Series 2006A, 5.000%, 10/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Aa3	3,058,230
13,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	6/14 at 100.00	BB–	9,915,542
25,425	Total Alaska			22,714,759
	California – 24.9% (16.0% of Total Investments)
3,350	Antelope Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured	No Opt. Call	Aa3	1,447,100
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2009F-1:
2,500	5.125%, 4/01/39	4/19 at 100.00	AA	2,710,725
2,500	5.625%, 4/01/44	4/19 at 100.00	AA	2,806,750
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009, 0.000%, 8/01/33	No Opt. Call	Aa1	3,040,000
7,800	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36	12/18 at 100.00	BBB–	6,149,442
5,000	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2009-AF, 5.000%, 12/01/29	12/18 at 100.00	AAA	5,800,700
2,730	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2003Y, 5.000%, 12/01/25 – FGIC Insured	6/13 at 100.00	AAA	2,847,199
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University, Series 2001A, 0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	297,324
4,295	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33	3/13 at 100.00	A	4,320,770
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	A1	7,784,700
4,250	5.250%, 11/01/40	11/20 at 100.00	A1	4,660,210
25,000	California State, Various Purpose General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – NPFG Insured (UB)	3/16 at 100.00	A1	25,952,250
9,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.250%, 3/01/45	3/16 at 100.00	A+	9,397,530
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,666,901
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA	4,573,134
8,365	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Series 2003B, 0.000%, 8/01/26 – FGIC Insured	8/13 at 52.66	Aa1	4,171,291
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured	6/13 at 100.00	Aaa	5,250,000

Nuveen Investments	41

Nuveen Municipal Market Opportunity Fund, Inc. (continued)
NMO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
$3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	$1,825,425
3,000	5.000%, 6/01/45	6/15 at 100.00	A2	3,034,470
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47	6/17 at 100.00	BB–	743,810
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1, Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	N/R	619,020
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second Series 1993, 4.750%, 10/15/20 (ETM)	10/12 at 100.00	N/R (4)	491,764
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34 (ETM)	8/12 at 100.00	N/R (4)	999,169
2,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2005A-2, 5.000%, 7/01/22 – AGM Insured	7/15 at 100.00	AA–	2,818,275
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2003A:
5,000	5.125%, 7/01/40 – FGIC Insured	7/12 at 100.00	AA	5,034,650
4,750	5.000%, 7/01/43 – FGIC Insured	7/12 at 100.00	AA	4,781,920
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	2,693,834
14,000	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2009, 0.000%, 8/01/34 – AGC Insured	No Opt. Call	AA–	4,368,280
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured	No Opt. Call	Aa2	431,970
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/30	11/20 at 100.00	Baa3	5,309,100
	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A:
2,000	0.000%, 8/01/24 – NPFG Insured	No Opt. Call	A+	1,156,040
4,795	5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	A+	5,062,897
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	A	2,572,925
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005, 5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured	5/15 at 100.00	AA+ (4)	3,650,303
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
5,000	5.650%, 1/15/17 – NPFG Insured	1/14 at 102.00	BBB	4,894,650
26,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	5,795,920
5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – NPFG Insured	9/15 at 50.47	Aa1	2,146,050
7,345	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Series 2006A, 5.000%, 8/01/27 – AGM Insured	8/16 at 102.00	AA–	7,996,281
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/25 – NPFG Insured	8/15 at 61.27	Aa1	2,596,912
3,000	University of California, General Revenue Bonds, Series 2005F, 4.750%, 5/15/25 – AGM Insured	5/13 at 101.00	Aa1	3,140,670
2,550	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series 2004B, 5.000%, 8/01/28 – FGIC Insured	8/13 at 100.00	Aa2	2,651,643
219,290	Total California			167,692,004
	Colorado – 8.1% (5.2% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	1,073,098
6,385	Broomfield, Colorado, Sales and Use Tax Revenue Refunding and Improvement Bonds, Series 2002A, 5.500%, 12/01/22 – AMBAC Insured	12/12 at 100.00	Aa3	6,565,312

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.125%, 9/15/29	9/17 at 100.00	BBB	$3,272,555
7,200	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA	7,581,168
2,000	Denver School District 1, Colorado, General Obligation Bonds, Series 2004B, 5.000%, 12/01/12 – FGIC Insured	No Opt. Call	Aa2	2,056,500
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	BBB	3,996,086
9,850	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB	3,568,261
15,960	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB	4,639,732
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	BBB	1,652,316
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	BBB	4,300,555
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	BBB	1,880,125
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	BBB	2,261,400
10,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	11,638,800
95,280	Total Colorado			54,485,908
	District of Columbia – 1.5% (1.0% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/16 at 100.00	A1	9,981,000
	Florida – 3.6% (2.3% of Total Investments)
2,000	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured	No Opt. Call	A2	2,200,480
4,355	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008, Trust 1191, 8.563%, 7/01/27 (Alternative Minimum Tax) (IF)	1/17 at 100.00	AA+	4,476,243
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/41	10/20 at 100.00	A2	2,767,125
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/26	10/20 at 100.00	A2	3,283,260
2,425	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/22 – NPFG Insured	6/15 at 100.00	Aa3	2,528,232
4,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract Payments, Series 2008A, 5.250%, 11/01/23 – AGC Insured	11/17 at 100.00	AA–	4,315,000
1,000	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	A	1,007,990
3,500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/37	8/17 at 100.00	AA	3,650,815
22,780	Total Florida			24,229,145
	Georgia – 1.6% (1.0% of Total Investments)
10,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	AA–	10,687,500
	Illinois – 16.9% (10.9% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 – FGIC Insured	No Opt. Call	Aa3	1,628,146
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	AA–	1,584,219
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
4,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	3,507,224
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	AA–	1,211,310

Nuveen Investments	43

Nuveen Municipal Market Opportunity Fund, Inc. (continued)
NMO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	$4,051,680
5,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	AA+	5,224,050
990	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 – AMBAC Insured	No Opt. Call	AA+	1,036,035
5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – NPFG Insured	7/12 at 100.00	A	5,255,198
2,000	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)	1/14 at 100.00	AA–	2,030,000
1,825	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/26 – NPFG Insured	1/16 at 100.00	A1	1,956,418
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,766,264
1,780	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa1 (4)	1,878,345
10,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006, 5.000%, 12/01/42 (UB)	12/15 at 100.00	AAA	10,940,700
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	3,225,450
5,365	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	6,031,816
1,925	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	2,073,572
5,550	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	5,634,915
2,160	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997, 5.250%, 8/01/17 – AMBAC Insured	8/12 at 100.00	BBB	2,164,709
5,090	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 5.625%, 1/01/28	1/13 at 100.00	A–	5,141,613
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – AGM Insured	1/15 at 70.63	Aa3	6,521,523
6,780	0.000%, 1/01/24 – AGM Insured	1/15 at 63.44	Aa3	3,855,311
1,975	Lake County Community High School District 127, Grayslake, Illinois, General Obligation Bonds, Series 2002A, 9.000%, 2/01/13 – FGIC Insured	No Opt. Call	AAA	2,096,877
2,330	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.000%, 6/15/50	6/20 at 100.00	AAA	2,430,190
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
6,500	0.000%, 6/15/25 – NPFG Insured	6/22 at 101.00	AAA	5,809,895
3,270	5.000%, 12/15/28 – NPFG Insured	6/12 at 101.00	AAA	3,316,369
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	1,548,228
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	875,858
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	AAA	2,876,150
6,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 2002B, 5.750%, 6/15/23 – NPFG Insured	6/12 at 101.00	AAA	6,601,335
2,080	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.250%, 2/01/34	2/20 at 100.00	AA–	2,258,214
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series 2010A, 5.250%, 5/01/31 – AGM Insured	5/20 at 100.00	AA–	2,952,453
133,745	Total Illinois			113,484,067
	Indiana – 2.1% (1.3% of Total Investments)
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	4,341,559
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38	12/19 at 100.00	AA	6,545,820

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$1,000	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 1/15/27 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AA+ (4)	$1,010,320
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/26 – AGM Insured	7/15 at 100.00	AA+	2,002,928
12,920	Total Indiana			13,900,627
	Iowa – 0.8% (0.5% of Total Investments)
970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.000%, 7/01/19	7/16 at 100.00	BB+	973,919
5,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	4,481,300
5,970	Total Iowa			5,455,219
	Kansas – 1.1% (0.7% of Total Investments)
2,500	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds, Series 2002-II, 5.500%, 11/01/21 (Pre-refunded 11/01/12)	11/12 at 100.00	AAA	2,566,775
4,215	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	Baa3	4,134,451
600	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006, 4.625%, 10/01/31	4/16 at 100.00	A1	617,964
7,315	Total Kansas			7,319,190
	Kentucky – 0.2% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA–	1,095,460
	Louisiana – 3.5% (2.3% of Total Investments)
7,415	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/12 at 100.00	BBB (4)	7,619,432
	Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.000%, 12/01/32 (Pre-refunded 12/01/12) – NPFG Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004:
1,765	5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	BBB	1,871,235
3,350	5.250%, 7/01/33 – NPFG Insured	7/14 at 100.00	BBB	3,507,383
3,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2002A, 5.000%, 6/01/32 – AMBAC Insured	6/12 at 100.00	Aa1	3,009,120
7,850	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/12 at 100.00	A–	7,881,557
23,380	Total Louisiana			23,888,727
	Maryland – 1.1% (0.7% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative Minimum Tax)	3/17 at 100.00	Aa2	4,467,462
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	2,951,625
6,910	Total Maryland			7,419,087
	Massachusetts – 0.5% (0.3% of Total Investments)
3,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/30 – AGM Insured	8/15 at 100.00	AA+	3,321,150

Nuveen Investments	45

Nuveen Municipal Market Opportunity Fund, Inc. (continued)
NMO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 4.3% (2.8% of Total Investments)
	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding Senior Lien Series 2006D:
$4,000	5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	$4,072,720
5,000	4.625%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	5,011,900
2,435	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – AGM Insured	7/13 at 100.00	AA–	2,486,914
725	Detroit, Michigan, Water Supply System Revenue Bonds, Series 2004A, 5.250%, 7/01/18 – NPFG Insured	7/16 at 100.00	BBB	796,210
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A1	5,494,750
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB+	2,979,728
2,500	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993, 0.000%, 5/01/12 – NPFG Insured	No Opt. Call	Aa3	2,499,975
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	1,465,066
3,795	Utica Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/19	11/13 at 100.00	AA	4,038,411
27,655	Total Michigan			28,845,674
	Minnesota – 0.8% (0.5% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	5/12 at 100.00	A	931,665
1,180	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2, 6.050%, 7/01/31 (Alternative Minimum Tax)	7/12 at 100.00	AA+	1,207,895
2,555	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds, Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured	11/15 at 103.00	AA–	3,066,358
4,665	Total Minnesota			5,205,918
	Mississippi – 0.9% (0.6% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/12 at 100.00	BBB	5,917,110
	Missouri – 0.9% (0.6% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
8,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	4,156,800
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	2,062,800
13,000	Total Missouri			6,219,600
	Nebraska – 1.8% (1.2% of Total Investments)
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007, 5.000%, 2/01/35 – AMBAC Insured	2/17 at 100.00	Aa3	12,317,519
	Nevada – 5.5% (3.5% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	16,775,850
11,615	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	Aa3	12,442,336
3,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2003B Refunding, 5.250%, 6/01/20 (Pre-refunded 12/01/12) – NPFG Insured	12/12 at 100.00	AA+ (4)	3,088,920
3,260	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	A3	648,316
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, 17.962%, 7/01/31 – BHAC Insured (IF)	7/17 at 100.00	AA+	3,716,100
35,375	Total Nevada			36,671,522

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Hampshire – 0.5% (0.3% of Total Investments)
$3,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39	10/19 at 100.00	Baa1	$3,161,700
	New Jersey – 2.8% (1.8% of Total Investments)
18,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2006B, 0.000%, 7/01/37	1/17 at 35.47	BBB	4,504,504
5,065	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B, 0.000%, 1/01/35 – AMBAC Insured	1/17 at 100.00	A+	4,603,325
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	Aa2	1,722,270
3,525	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	3,542,942
2,100	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	2,212,371
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	B2	2,379,330
35,090	Total New Jersey			18,964,742
	New Mexico – 0.2% (0.1% of Total Investments)
1,275	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.250%, 6/01/12	No Opt. Call	AA	1,280,049
	New York – 7.3% (4.7% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45	No Opt. Call	BBB–	1,079,260
2,500	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.250%, 8/15/26 – AGM Insured	8/14 at 100.00	AA–	2,705,350
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	2,175,140
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35	6/16 at 100.00	A	3,129,780
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	Aa2	4,243,295
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,268,063
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/12 at 100.00	AA	5,023
4,865	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/16	8/12 at 100.00	AA	4,929,996
135	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/16 (Pre-refunded 8/01/12)	8/12 at 100.00	Aa2 (4)	136,897
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
725	5.000%, 8/01/17	8/12 at 100.00	AA	733,200
5,410	5.750%, 8/01/18	8/12 at 100.00	AA	5,481,574
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
275	5.000%, 8/01/17 (Pre-refunded 8/01/12)	8/12 at 100.00	Aa2 (4)	278,341
1,120	5.750%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA	1,135,792
8,550	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 5.500%, 12/01/31	12/20 at 100.00	BBB–	9,360,113
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
2,475	6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	BBB	2,741,409
10,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa1	10,001,800
52,810	Total New York			49,405,033

Nuveen Investments	47

Nuveen Municipal Market Opportunity Fund, Inc. (continued)
NMO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina – 5.6% (3.6% of Total Investments)
$1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	$2,134,745
17,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2005A, 5.000%, 10/01/41	10/15 at 100.00	AA+	18,047,200
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	3,456,450
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2007, 4.500%, 10/01/31 (UB)	10/17 at 100.00	AA	4,132,880
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/19 – NPFG Insured	1/13 at 100.00	A	7,733,850
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	2,125,264
35,300	Total North Carolina			37,630,389
	North Dakota – 0.3% (0.2% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.000%, 11/01/28	11/21 at 100.00	AA–	1,786,890
	Ohio – 7.1% (4.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
4,415	5.375%, 6/01/24	6/17 at 100.00	B	3,696,106
110	5.125%, 6/01/24	6/17 at 100.00	B	89,922
1,250	5.875%, 6/01/30	6/17 at 100.00	B+	1,007,375
6,215	5.750%, 6/01/34	6/17 at 100.00	BB	4,850,062
4,300	6.000%, 6/01/42	6/17 at 100.00	BBB	3,443,870
4,750	5.875%, 6/01/47	6/17 at 100.00	BB	3,712,600
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29	11/20 at 100.00	BBB+	6,365,040
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006, 4.250%, 12/01/32 – AGM Insured (UB)	12/16 at 100.00	AA+	10,291,500
5,500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	6,308,005
7,500	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	8,279,400
50,040	Total Ohio			48,043,880
	Oklahoma – 0.3% (0.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 2008B, 5.250%, 8/15/38	8/18 at 100.00	AA–	1,850,607
	Oregon – 0.8% (0.5% of Total Investments)
5,000	Oregon Health and Science University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 – NPFG Insured	1/13 at 100.00	A+	5,078,150
	Pennsylvania – 5.4% (3.5% of Total Investments)
3,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39	8/19 at 100.00	Aa3	3,324,510
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	7/12 at 100.00	Ba1	5,001,000
5,975	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A, 0.000%, 12/01/34	12/20 at 100.00	AA	5,448,244
10,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA–	9,906,100

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	$12,755,473
35,865	Total Pennsylvania			36,435,327
	Puerto Rico – 7.0% (4.5% of Total Investments)
3,330	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/18 at 100.00	Baa2	3,510,952
8,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	BBB+	8,488,640
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23 (UB)	12/13 at 100.00	AA–	4,389,612
8,200	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23 (Pre-refunded 12/01/13) (UB)	12/13 at 100.00	AA+ (4)	8,727,998
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	11,298,000
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	4,590,107
6,220	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB+	6,219,565
44,360	Total Puerto Rico			47,224,874
	Rhode Island – 1.4% (0.9% of Total Investments)
5,815	Rhode Island Convention Center Authority, Lease Revenue Bonds, Series 2003A, 5.000%, 5/15/18 – AGM Insured	5/13 at 100.00	AA–	6,024,282
3,310	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42	6/12 at 100.00	BBB+	3,322,545
9,125	Total Rhode Island			9,346,827
	South Carolina – 4.7% (3.0% of Total Investments)
24,730	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 101.00	Aaa	25,746,156
1,850	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/34 – NPFG Insured	8/14 at 100.00	BBB	1,970,435
3,560	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System, Series 2003A, 5.000%, 1/01/20 – AMBAC Insured	7/13 at 100.00	AA–	3,732,589
30,140	Total South Carolina			31,449,180
	Tennessee – 0.7% (0.5% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children’s Hospital, Series 2003A, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	BBB+	5,034,650
	Texas – 13.7% (8.8% of Total Investments)
2,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (5)	12/12 at 100.00	N/R	1,342,275
2,845	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2005, 5.000%, 8/15/34	8/15 at 100.00	AAA	3,153,398
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2002, 0.000%, 8/15/32 – FGIC Insured	No Opt. Call	AA–	408,180
1,500	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 5.750%, 1/01/31	1/21 at 100.00	BBB–	1,655,925
15,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	BBB	14,610,300
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas, General Obligation Bonds, Series 2005A, 0.000%, 2/01/23	No Opt. Call	Aaa	1,924,500

Nuveen Investments	49

Nuveen Municipal Market Opportunity Fund, Inc. (continued)
NMO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,200	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33	8/14 at 100.00	AAA	$2,378,420
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,742,977
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,640,320
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	3,296,106
1,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A2	585,518
2,400	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A, 5.500%, 7/01/39	7/18 at 100.00	AA–	2,652,240
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured	8/15 at 39.50	AA–	3,207,611
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/33	8/14 at 35.28	AAA	1,988,340
9,655	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003B, 5.000%, 5/15/31 – AGM Insured	5/12 at 100.00	AA–	9,665,717
3,525	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds, Series 2007, 5.000%, 8/15/34	8/16 at 100.00	Aaa	3,956,954
5,250	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2005, 5.000%, 2/15/34	2/15 at 100.00	Aaa	5,710,530
4,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation Series 2008I, 0.000%, 1/01/43	1/25 at 100.00	A2	3,983,600
3,755	Northside Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2001A, 5.000%, 8/01/31	8/12 at 100.00	AAA	3,767,316
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series 2004, 6.000%, 12/01/34	12/13 at 100.00	A	5,144,650
3,295	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Series 2007A, Residuals 1760-3, 16.337%, 2/15/36 (IF)	2/17 at 100.00	AA–	3,960,063
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	AA–	3,157,990
5,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 5.750%, 8/15/38 – AMBAC Insured	8/12 at 100.00	BBB+	5,052,700
2,500	Texas, General Obligation Refunding Bonds, Public Finance Authority, Series 2002, 5.500%, 10/01/12	No Opt. Call	Aaa	2,555,900
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/34	8/15 at 36.81	AAA	1,621,450
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23	8/15 at 67.10	AAA	1,893,990
2,000	0.000%, 8/15/24	8/15 at 63.56	AAA	1,192,460
112,900	Total Texas			92,249,430

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah – 1.3% (0.9% of Total Investments)
$3,785	Alpine School District, Utah County, Utah, General Obligation Bonds, Refunding Series 2002, 5.250%, 3/15/17 (Pre-refunded 9/15/12)	9/12 at 100.00	Aaa	$3,857,256
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,220,320
1,695	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds, Series 2006A., 4.500%, 8/01/23 – FGIC Insured	8/16 at 100.00	A+	1,820,549
8,480	Total Utah			8,898,125
	Virginia – 2.9% (1.9% of Total Investments)
21,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured	10/26 at 100.00	AA–	19,486,525
	Washington – 6.1% (3.9% of Total Investments)
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured	No Opt. Call	A1	3,067,004
1,235	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Series 2006A, 5.000%, 7/01/12	No Opt. Call	Aa1	1,245,127
1,830	Kennewick Public Facilities District, Washington, Sales Tax Revenue Bonds, Series 2003, 5.000%, 12/01/20 (Pre-refunded 6/01/13) – AMBAC Insured	6/13 at 100.00	A1 (4)	1,924,520
2,150	Seattle, Washington, General Obligation Refunding and Improvement Bonds, Series 2002, 4.500%, 12/01/20	12/12 at 100.00	AAA	2,195,215
5,000	Seattle, Washington, General Obligation Refunding Bonds, Series 2002, 5.200%, 7/01/32	7/12 at 100.00	AAA	5,029,750
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005, 5.000%, 6/01/24 – NPFG Insured	6/15 at 100.00	Aa1	3,286,140
8,000	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2008A, 5.250%, 8/15/34 – AGM Insured	5/18 at 100.00	AA–	8,548,640
10,170	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	A3	10,575,071
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%, 6/01/28 – FGIC Insured	No Opt. Call	AA+	5,033,790
43,140	Total Washington			40,905,257
	Wisconsin – 2.4% (1.6% of Total Investments)
1,675	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	1,683,492
1,830	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 4.750%, 5/01/25	5/16 at 100.00	BBB	1,841,858
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, United Lutheran Program for the Aging Inc., Series 1998, 5.700%, 3/01/28	9/12 at 100.00	N/R	1,247,313
9,920	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.750%, 5/01/33	5/19 at 100.00	AA–	11,655,500
14,675	Total Wisconsin			16,428,163

Nuveen Investments	51

Nuveen Municipal Market Opportunity Fund, Inc. (continued)
NMO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wyoming – 0.7% (0.4% of Total Investments)
$4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A1	$4,600,604
$1,194,675	Total Investments (cost $981,254,494) – 155.4%			1,044,562,297
	Floating Rate Obligations – (6.5)%			(43,530,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (52.2)% (6)			(350,900,000)
	Other Assets Less Liabilities – 3.3%			21,893,161
	Net Assets Applicable to Common Shares – 100%			$672,025,458

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

52	Nuveen Investments

Nuveen Dividend Advantage Municipal Fund
NAD	Portfolio of Investments

April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 149.6% (99.9% of Total Investments)
	Alabama – 0.3% (0.2% of Total Investments)
$1,600	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 5.750%, 12/01/20 (Pre-refunded 6/01/12)	6/12 at 100.00	A (4)	$1,607,632
	Alaska – 0.1% (0.1% of Total Investments)
750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA+	775,238
	Arizona – 2.8% (1.9% of Total Investments)
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2008A:
2,350	5.000%, 7/01/33	7/18 at 100.00	AA–	2,532,478
8,200	5.000%, 7/01/38	7/18 at 100.00	AA–	8,747,842
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	A–	545,095
5,000	5.000%, 12/01/37	No Opt. Call	A–	5,079,750
16,050	Total Arizona			16,905,165
	California – 10.2% (6.8% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series 1999A, 0.000%, 10/01/37 – NPFG Insured	No Opt. Call	A	335,305
6,000	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/28 – AGM Insured	No Opt. Call	AA–	2,395,560
3,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42	11/16 at 100.00	AA–	3,108,900
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	5,299,100
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,660,210
6,750	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	8,112,893
2,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2002B, 5.625%, 8/15/42	8/12 at 100.00	AA–	2,028,460
65	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	A1	65,201
5,000	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2007A, 5.000%, 8/01/31 – AGM Insured	8/17 at 100.00	Aa2	5,395,350
2,000	Dublin Unified School District, Alameda County, California, General Obligation Bonds, Series 2007C, 0.000%, 8/01/31 – NPFG Insured	8/17 at 49.41	Aa2	724,140
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	1,825,425
9,925	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA–	10,064,645
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
5,860	5.000%, 6/01/33	6/17 at 100.00	BB–	4,626,529
1,000	5.125%, 6/01/47	6/17 at 100.00	BB–	743,810
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	2,693,834
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA–	2,125,060
765	Palmdale Civic Authority, California, Revenue Refinancing Bonds, Civic Center Project, Series 1997A, 5.375%, 7/01/12 – NPFG Insured	No Opt. Call	BBB	767,058
2,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Election 2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured	8/15 at 101.00	Aa2	2,174,700

Nuveen Investments	53

Nuveen Dividend Advantage Municipal Fund (continued)
NAD	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
$2,000	0.000%, 1/15/29 – NPFG Insured	No Opt. Call	BBB	$678,040
17,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	3,789,640
575	Seaside Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2003, 5.375%, 8/01/18 – NPFG Insured	8/13 at 100.00	A	590,893
82,425	Total California			62,204,753
	Colorado – 5.8% (3.9% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	886,624
3,330	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.500%, 7/01/34	7/19 at 100.00	AA	3,732,098
675	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car Projects, Series 1999A, 6.000%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)	7/12 at 100.00	A–	677,963
8,665	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	BBB	4,458,576
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB	8,409,000
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 – NPFG Insured	No Opt. Call	BBB	14,475,600
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	BBB	2,383,750
111,295	Total Colorado			35,023,611
	Connecticut – 0.3% (0.2% of Total Investments)
4,335	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2007A, 5.750%, 9/01/34 (5)	11/17 at 100.00	N/R	1,699,363
	Florida – 10.2% (6.8% of Total Investments)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%, 6/01/35 (UB)	6/15 at 101.00	AAA	15,430,650
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center, Series 2007, 5.000%, 10/01/34	10/17 at 100.00	A3	2,551,600
13,625	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	6/12 at 100.00	BB+	13,674,186
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007:
22,000	5.000%, 8/15/37 (UB)	8/17 at 100.00	AA	22,947,980
7,370	5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	7,669,738
60,495	Total Florida			62,274,154
	Georgia – 2.2% (1.5% of Total Investments)
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	5,039,200
5,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	5,334,750
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/37	2/20 at 100.00	AA–	3,256,050
13,000	Total Georgia			13,630,000
	Idaho – 0.1% (0.0% of Total Investments)
95	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%, 1/01/21 (Alternative Minimum Tax)	7/12 at 100.00	AAA	99,561
125	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%, 7/01/22 (Alternative Minimum Tax)	7/12 at 100.00	Aa2	127,518

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Idaho (continued)
$155	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%, 7/01/20 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	$155,583
375	Total Idaho			382,662
	Illinois – 28.3% (18.9% of Total Investments)
550	Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.750%, 12/01/12	6/12 at 100.00	BBB+	551,579
2,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured	No Opt. Call	AA–	948,503
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured	No Opt. Call	AA–	8,781,998
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments, Series 1999A:
570	5.500%, 12/20/19 (Alternative Minimum Tax)	10/12 at 100.00	AA–	570,986
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/12 at 100.00	AA–	1,211,089
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/12 at 100.00	AA–	1,926,425
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series 1999, 5.500%, 1/01/23 – FGIC Insured	No Opt. Call	Aa3	26,991,738
1,135	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 – AMBAC Insured	No Opt. Call	AA+	1,187,778
5,320	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2004A, 5.000%, 1/01/28 – NPFG Insured	1/15 at 100.00	A1	5,516,627
3,340	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	A1	3,451,022
190	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds, Series 2003B, 5.250%, 11/01/20 – AGM Insured	11/13 at 100.00	Aa3	201,421
810	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds, Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured	11/13 at 100.00	Aa3 (4)	869,794
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County School District 116 – Round Lake, Series 1999A, 0.000%, 1/01/15 – NPFG Insured	No Opt. Call	Baa2	3,688,787
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa1 (4)	5,276,250
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,644,090
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%, 8/15/47 – AGC Insured (UB)	8/18 at 100.00	AA–	2,107,800
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A+	1,053,480
1,060	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	1,131,359
4,580	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	Aa1 (4)	5,037,221
1,225	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, 5.000%, 7/01/19	7/17 at 100.00	Aa1	1,426,598
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	4,257,680
5,970	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	6,088,206
9,780	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project, Series 1985A, 5.500%, 8/01/20 (Pre-refunded 8/01/12)	8/12 at 102.50	Aa1 (4)	10,155,845
1,500	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.800%, 1/01/36 – FGIC Insured	1/15 at 100.00	AA	1,512,240
2,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1, 5.000%, 1/01/20 – AGM Insured	7/16 at 100.00	AA–	2,281,160
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds, Series 2006, 0.000%, 12/01/21 – NPFG Insured	No Opt. Call	Aa3	1,393,120

Nuveen Investments	55

Nuveen Dividend Advantage Municipal Fund (continued)
NAD	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 1/01/25 – AGM Insured	1/15 at 60.14	Aa3	$6,094,421
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	2,087,970
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	8,008,070
13,000	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	8,052,330
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 2002B, 5.750%, 6/15/23 – NPFG Insured	6/12 at 101.00	AAA	3,046,770
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 – SYNCORA GTY Insured	11/15 at 54.14	Aa2	855,674
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	AA	28,407,177
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA	4,518,325
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,420,965
10,250	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	Aa2	6,848,743
4,500	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B, 0.000%, 11/01/18 – AGM Insured (ETM)	No Opt. Call	Aa3 (4)	3,781,755
179,440	Total Illinois			172,384,996
	Indiana – 3.7% (2.5% of Total Investments)
1,360	Hospital Authority of Delaware County, Indiana, Hospital Revenue Refunding Bonds, Cardinal Health System, Series 1997, 5.000%, 8/01/16 – AMBAC Insured	8/12 at 100.00	N/R	1,359,742
4,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38	12/19 at 100.00	AA	4,363,880
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc., Series 2004A, 5.375%, 3/01/34 – AMBAC Insured	3/14 at 100.00	A+	2,034,080
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A–	2,061,820
5,555	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Tender Option Bond Trust 1847, 7.846%, 1/01/25 (Alternative Minimum Tax) (IF)	1/17 at 100.00	AAA	5,815,030
6,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+	7,104,069
21,590	Total Indiana			22,738,621
	Iowa – 1.3% (0.8% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
2,420	5.500%, 6/01/42	6/15 at 100.00	B+	1,976,995
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	5,710,390
9,420	Total Iowa			7,687,385
	Kansas – 0.7% (0.5% of Total Investments)
1,750	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	AA–	1,849,785
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010, 0.000%, 6/01/21	No Opt. Call	BBB	2,523,308
5,480	Total Kansas			4,373,093

56	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kentucky – 1.1% (0.8% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
$1,850	5.850%, 10/01/17	10/12 at 100.00	BB	$1,850,888
4,990	5.875%, 10/01/22	10/12 at 100.00	BB	4,990,100
6,840	Total Kentucky			6,840,988
	Louisiana – 7.7% (5.2% of Total Investments)
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/12 at 105.00	Aaa	1,841,630
5,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/33 – NPFG Insured	7/14 at 100.00	BBB	5,601,343
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	9,231,120
5,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2002A, 5.000%, 6/01/32 – AMBAC Insured	6/12 at 100.00	Aa1	5,015,200
5,445	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	5,568,057
13,570	Louisiana Transportation Authority, Senior Lien Toll Road Revenue Bonds, Series 2005B, 0.000%, 12/01/28 – AMBAC Insured	7/12 at 42.17	AA–	5,663,982
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
7,340	5.500%, 5/15/30	5/12 at 100.00	A1	7,393,582
6,750	5.875%, 5/15/39	5/12 at 100.00	A–	6,777,135
54,205	Total Louisiana			47,092,049
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	Baa3	1,175,538
	Massachusetts – 2.8% (1.9% of Total Investments)
1,440	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R	495,994
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/19 – AGC Insured	10/15 at 100.00	AA–	4,709,268
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%, 7/01/33	7/18 at 100.00	A–	645,209
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	2,501,526
2,875	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	3,028,611
820	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series 1996A, 5.875%, 9/01/23 – NPFG Insured (Alternative Minimum Tax)	9/12 at 100.00	BBB	819,951
4,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/30 – AGM Insured	8/15 at 100.00	AA+	4,428,200
1,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	659,820
17,420	Total Massachusetts			17,288,579
	Michigan – 3.2% (2.1% of Total Investments)
4,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding Senior Lien Series 2006D, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	4,072,720
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	6,026,640
2,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – AGM Insured	7/13 at 100.00	AA–	2,553,300

Nuveen Investments	57

Nuveen Dividend Advantage Municipal Fund (continued)
NAD	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%, 7/01/31 – BHAC Insured	7/18 at 100.00	AA+	$1,693,275
3,215	Detroit, Michigan, Water Supply System Revenue Bonds, Series 2004A, 5.250%, 7/01/18 – NPFG Insured	7/16 at 100.00	BBB	3,530,777
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	1,465,066
18,365	Total Michigan			19,341,778
	Minnesota – 1.8% (1.2% of Total Investments)
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.625%, 11/15/28	11/18 at 100.00	A	7,443,450
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2005C, 5.000%, 1/01/25 – FGIC Insured	1/15 at 100.00	A	3,128,760
370	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1998H-1, 5.650%, 7/01/31 (Alternative Minimum Tax)	7/12 at 100.00	AA+	381,844
9,745	Total Minnesota			10,954,054
	Missouri – 1.0% (0.7% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	3,637,200
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	2,310,250
12,000	Total Missouri			5,947,450
	Montana – 0.2% (0.1% of Total Investments)
160	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29 (Alternative Minimum Tax)	6/12 at 100.00	AA+	162,848
1,000	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series 1999B, 6.400%, 12/01/32 (Alternative Minimum Tax)	6/12 at 100.00	A2	999,940
1,160	Total Montana			1,162,788
	Nevada – 6.1% (4.1% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	11,183,900
9,675	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	Aa3	10,364,150
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 2007B, Trust 2633,18.238%, 7/01/31 – BHAC Insured (IF)	7/17 at 100.00	AA+	5,574,150
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	BBB–	1,641,720
3,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2003B Refunding, 5.250%, 6/01/20 (Pre-refunded 12/01/12) – NPFG Insured	12/12 at 100.00	AA+ (4)	3,088,920
5,040	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Improvement Series 2003A Refunding, 5.000%, 6/01/32 – FGIC Insured	12/12 at 100.00	AA+	5,151,989
32,965	Total Nevada			37,004,829
	New Jersey – 6.3% (4.2% of Total Investments)
6,850	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B, 5.750%, 12/01/15	No Opt. Call	A–	7,711,456
1,830	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A, 6.000%, 6/01/13 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	Aaa	1,836,917
4,130	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured	No Opt. Call	Aa3	4,393,411
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A, 5.750%, 6/15/18	No Opt. Call	A+	4,905,040

58	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	A+	$8,878,400
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
5,955	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	5,983,405
3,165	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	3,181,110
1,365	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,459,895
47,295	Total New Jersey			38,349,634
	New Mexico – 0.7% (0.4% of Total Investments)
3,730	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%, 7/01/32 – AGM Insured	7/14 at 100.00	AA–	3,976,180
	New York – 9.0% (6.0% of Total Investments)
1,905	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 – RAAI Insured	7/12 at 100.00	A3	1,908,810
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds, Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured	8/12 at 100.00	AA–	7,528,650
1,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	1,087,570
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	6,132,000
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	5,592,736
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)	12/14 at 100.00	AAA	5,430,750
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	9,582,320
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	12/15 at 100.00	BBB–	5,391,850
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,875,143
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa1	10,013,500
51,630	Total New York			54,543,329
	North Carolina – 1.0% (0.7% of Total Investments)
1,500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.250%, 1/15/24 – AGC Insured	1/18 at 100.00	AA–	1,694,685
3,830	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	4,303,197
5,330	Total North Carolina			5,997,882
	North Dakota – 0.8% (0.5% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	AA–	4,659,508
	Ohio – 3.3% (2.2% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,655	5.375%, 6/01/24	6/17 at 100.00	B	1,385,516
210	5.125%, 6/01/24	6/17 at 100.00	B	171,669
1,800	5.875%, 6/01/30	6/17 at 100.00	B+	1,450,620
1,740	5.750%, 6/01/34	6/17 at 100.00	BB	1,357,861
3,930	5.875%, 6/01/47	6/17 at 100.00	BB	3,071,688

Nuveen Investments	59

Nuveen Dividend Advantage Municipal Fund (continued)
NAD	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37	6/22 at 100.00	B+	$777,320
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29	11/20 at 100.00	BBB+	6,365,040
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	3,753,952
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	1,146,910
740	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	6/12 at 100.00	Aa1	743,130
21,725	Total Ohio			20,223,706
	Oklahoma – 0.2% (0.1% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	1,035,870
	Pennsylvania – 3.0% (2.0% of Total Investments)
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	AA–	1,327,275
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A, 4.650%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,516,965
8,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	7,456,916
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA–	4,953,050
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%, 8/01/16 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aa2 (4)	3,249,165
19,155	Total Pennsylvania			18,503,371
	Puerto Rico – 5.5% (3.7% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/18 at 100.00	Baa2	2,635,850
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23 (UB)	12/13 at 100.00	AA–	4,389,612
8,200	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23 (Pre-refunded 12/01/13) (UB)	12/13 at 100.00	AA+ (4)	8,727,998
12,845	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/42 – FGIC Insured	No Opt. Call	BBB+	2,019,748
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	11,298,000
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	4,590,107
42,155	Total Puerto Rico			33,661,315
	Rhode Island – 4.3% (2.8% of Total Investments)
2,015	Central Falls, Rhode Island, General Obligation School Bonds, Series 1999, 6.250%, 5/15/20 – RAAI Insured	5/12 at 100.00	Caa1	1,636,502
5,815	Rhode Island Convention Center Authority, Lease Revenue Bonds, Series 2003A, 5.000%, 5/15/18 – AGM Insured	5/13 at 100.00	AA–	6,024,282
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A, 4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)	7/15 at 100.00	A3	3,020,490
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond Program, Series 2008, Trust 1177:
1,500	9.459%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,613,610
1,000	9.559%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,060,480

60	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)
$12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32	6/12 at 100.00	BBB+	$12,545,000
25,830	Total Rhode Island			25,900,364
	South Carolina – 0.6% (0.4% of Total Investments)
2,045	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center, Series 2004A, 5.250%, 11/01/27 – AGM Insured	11/14 at 100.00	AA–	2,131,892
1,500	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 2001, 5.000%, 5/01/31 – AMBAC Insured	5/12 at 100.00	AA–	1,501,440
3,545	Total South Carolina			3,633,332
	Tennessee – 0.4% (0.3% of Total Investments)
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	2,363,246
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (5)	11/17 at 100.00	B–	29,985
3,810	Total Tennessee			2,393,231
	Texas – 10.4% (6.9% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	Ca	364,800
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa2	2,153,680
2,845	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2005, 5.000%, 8/15/34	8/15 at 100.00	AAA	3,153,398
2,820	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	BBB	2,746,736
2,100	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33	8/14 at 100.00	AAA	2,270,310
3,370	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series 2002, 5.000%, 8/15/33	8/12 at 100.00	AAA	3,407,104
2,305	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/20 – NPFG Insured	No Opt. Call	BBB	1,383,092
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	1,213,470
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	4,379,281
30,095	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2004, 0.000%, 8/15/34	8/12 at 27.95	AAA	8,363,401
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured	8/15 at 37.33	AA–	3,027,126
33,160	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/38	8/14 at 26.50	AAA	8,153,381
5	Lower Colorado River Authority, Texas, Refunding Revenue Bonds, Series 2010, 5.000%, 5/15/12 (ETM)	No Opt. Call	N/R (4)	5,010
1,495	Lower Colorado River Authority, Texas, Refunding Revenue Bonds, Series 2010, 5.000%, 5/15/12	No Opt. Call	A1	1,497,990
5,250	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2005, 5.000%, 2/15/34	2/15 at 100.00	Aaa	5,710,530
3,755	Northside Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2001A, 5.000%, 8/01/31	8/12 at 100.00	AAA	3,767,316
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	1,045,750
3,295	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Series 2007, Residuals 1760-3, 16.337%, 2/15/36 (IF)	2/17 at 100.00	AA–	3,960,063

Nuveen Investments	61

Nuveen Dividend Advantage Municipal Fund (continued)
NAD	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/35	8/15 at 34.92	AAA	$2,152,360
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20	8/15 at 78.46	AAA	2,246,040
3,000	0.000%, 8/15/22	8/15 at 70.77	AAA	2,011,380
133,560	Total Texas			63,012,218
	Utah – 0.0% (0.0% of Total Investments)
210	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%, 1/01/15 (Alternative Minimum Tax)	7/12 at 100.00	AAA	210,391
	Virginia – 0.2% (0.2% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42	10/17 at 100.00	BBB	1,515,120
	Washington – 7.8% (5.2% of Total Investments)
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/17 (Pre-refunded 7/01/13) – SYNCORA GTY Insured	7/13 at 100.00	Aa1 (4)	4,244,320
1,825	Kennewick Public Facilities District, Washington, Sales Tax Revenue Bonds, Series 2003, 5.000%, 12/01/20 (Pre-refunded 6/01/13) – AMBAC Insured	6/13 at 100.00	A1 (4)	1,919,261
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33	7/19 at 100.00	A	2,212,280
5,840	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	A3	6,072,607
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 – AGM Insured	No Opt. Call	AA+	3,058,014
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	15,088,456
18,470	0.000%, 1/01/21	No Opt. Call	AA+	15,025,530
53,135	Total Washington			47,620,468
	Wisconsin – 6.0% (4.0% of Total Investments)
1,690	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded 11/01/14) – AGM Insured	11/14 at 100.00	Aa2 (4)	1,887,054
560	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa2	582,758
7,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 2006A, 5.000%, 11/15/36	11/16 at 100.00	AA+	7,760,271
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B, 5.500%, 8/15/29	2/20 at 100.00	AA–	4,882,811
12,725	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Health System Corporation, Series 1999, 5.500%, 8/15/25 – AMBAC Insured	8/12 at 100.00	A2	12,740,016
2,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.125%, 8/15/33	8/13 at 100.00	A–	2,218,695
5,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 6.000%, 5/01/36	5/19 at 100.00	AA–	6,060,945
33,915	Total Wisconsin			36,132,550
$1,111,440	Total Municipal Bonds (cost $852,986,211)			909,863,195

62	Nuveen Investments

Shares	Description (1)	Value
	Investment Companies – 0.1% (0.1% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.	$159,321
32,332	Invesco Quality Municipal Income Trust	447,475
	Total Investment Companies (cost $528,388)	606,796
	Total Investments (cost $853,514,599) – 149.7%	910,469,991
	Floating Rate Obligations – (8.5)%	(51,605,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (23.7)% (6)	(144,300,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (19.8)% (6)	(120,400,000)
	Other Assets Less Liabilities – 2.3%	14,104,060
	Net Assets Applicable to Common Shares – 100%	$608,269,051

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	MuniFund Term Preferred Shares and Variable Rate MuniFund Preferred Shares, at Liquidation Value as a percentage of Total Investments are 15.8% and 13.2%, respectively.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

Nuveen Investments	63

Nuveen Dividend Advantage Municipal Fund 2
NXZ	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.5% (0.3% of Total Investments)
$2,030	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/39	11/16 at 100.00	AA+	$2,130,282
	Alaska – 3.0% (2.1% of Total Investments)
5,140	Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2003B, 5.250%, 12/01/22 – NPFG Insured	12/13 at 100.00	AA	5,495,688
3,860	Anchorage, Alaska, General Obligation Refunding Bonds, Series 2002B, 5.500%, 7/01/21 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AA+ (4)	3,894,856
2,290	Anchorage, Alaska, Water Revenue Bonds, Refunding Series 2007, 5.000%, 5/01/37 – NPFG Insured	5/17 at 100.00	AA	2,413,591
2,200	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	6/14 at 100.00	BB–	1,674,794
13,490	Total Alaska			13,478,929
	Arizona – 2.4% (1.7% of Total Investments)
4,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	4,818,825
3,120	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	3,125,585
3,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2002B, 5.000%, 1/01/26 (Pre-refunded 1/01/13)	1/13 at 100.00	Aa1 (4)	3,096,180
10,620	Total Arizona			11,040,590
	California – 21.4% (15.1% of Total Investments)
9,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36	12/18 at 100.00	BBB–	7,095,510
4,080	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37 – BHAC Insured	4/16 at 100.00	AA+	4,330,471
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,660,210
3,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	A1	3,370,710
4,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/22 – NPFG Insured	No Opt. Call	Aa1	2,717,320
4,380	Glendale, California, Electric Revenue Bonds, Series 2003, 5.000%, 2/01/32 – NPFG Insured	2/13 at 100.00	AA–	4,490,989
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – FGIC Insured	6/15 at 100.00	A2	20,229,800
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	5,347,600
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
2,050	5.000%, 6/01/33	6/17 at 100.00	BB–	1,618,496
1,000	5.125%, 6/01/47	6/17 at 100.00	BB–	743,810
6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds,	12/12 at 102.00	N/R	6,005,100
	Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)
3,285	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA–	3,490,411
10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa3	5,994,696
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA–	3,986,600

64	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/47	7/17 at 100.00	Baa2	$1,974,080
3,200	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2003, 0.000%, 7/01/27 – AGM Insured	No Opt. Call	AA–	1,582,784
3,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Election 2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured	8/15 at 101.00	Aa2	3,262,050
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured	No Opt. Call	AA–	1,523,377
3,150	San Joaquin Delta Community College District, California, General Obligation Bonds, Election 2004 Series 2008B, 0.000%, 8/01/29 – AGM Insured	8/18 at 53.32	Aa2	1,217,948
12,500	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	3,430,250
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured (Alternative Minimum Tax)	3/17 at 100.00	A2	5,336,900
1,930	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%, 6/01/29 – NPFG Insured	6/15 at 100.00	AA	2,109,394
3,000	University of California, General Revenue Bonds, Series 2005F, 4.750%, 5/15/25 – AGM Insured	5/13 at 101.00	Aa1	3,140,670
5	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%, 3/01/16	9/12 at 100.00	Baa1	4,936
118,470	Total California			97,664,112
	Colorado – 8.0% (5.6% of Total Investments)
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2007, 5.250%, 5/15/42	5/17 at 100.00	BBB+	2,007,420
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.125%, 9/15/29	9/17 at 100.00	BBB	3,272,555
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006A:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,935,943
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,625,743
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,731,306
8,890	Denver, Colorado, General Obligation Bonds, Medical Facilities, Series 2003, 5.000%, 8/01/12	No Opt. Call	AAA	8,998,814
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A, 0.000%, 9/01/41	No Opt. Call	Baa2	1,704,000
8,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 – NPFG Insured	9/20 at 63.99	BBB	3,249,840
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	Aa2 (4)	845,638
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25	6/14 at 101.00	N/R	1,033,740
960	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	Aa3	1,069,690
47,855	Total Colorado			36,474,689
	District of Columbia – 2.2% (1.6% of Total Investments)
745	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24	5/12 at 100.00	A1	748,896
4,250	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	4,377,118
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	4,990,500
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
9,995	Total District of Columbia			10,116,514

Nuveen Investments	65

Nuveen Dividend Advantage Municipal Fund 2 (continued)
NXZ	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida – 4.0% (2.8% of Total Investments)
$3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002, 5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	$3,012,240
3,010	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/21 (Pre-refunded 4/01/13)	4/13 at 100.00	Aa1 (4)	3,141,928
1,990	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/21	4/13 at 100.00	Aa1	2,071,570
465	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/22 (Pre-refunded 4/01/13)	4/13 at 100.00	Aa1 (4)	485,381
1,035	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/22	4/13 at 100.00	Aa1	1,076,441
	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
2,000	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	BBB	2,040,000
1,500	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	BBB	1,519,650
5,000	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	5,003,250
18,000	Total Florida			18,350,460
	Georgia – 3.5% (2.5% of Total Investments)
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	2,208,660
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.125%, 12/01/45	12/20 at 100.00	N/R	2,131,640
1,260	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003, 5.000%, 1/01/13 – AGM Insured	No Opt. Call	Aa2	1,297,624
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
2,000	5.250%, 2/15/37	2/20 at 100.00	AA–	2,170,700
5,000	5.125%, 2/15/40	2/20 at 100.00	AA–	5,275,400
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured	8/18 at 100.00	AA–	2,847,750
14,760	Total Georgia			15,931,774
	Illinois – 15.4% (10.9% of Total Investments)
3,450	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)	6/12 at 100.00	AA+	3,453,692
5,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	AA–	1,607,800
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,766,264
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation, Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)	12/12 at 100.00	N/R (4)	3,290,918
910	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series 2001, 5.500%, 9/01/32 – AMBAC Insured	9/12 at 100.00	A–	910,455
5,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	A–	5,223,700
10,270	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/32 – NPFG Insured	5/17 at 100.00	AA–	10,613,737
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005, 5.250%, 8/15/20 – AGC Insured	8/15 at 100.00	AA–	1,058,510
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	2,770,350
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41	2/21 at 100.00	AA–	2,760,875

66	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$6,950	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	$7,087,610
5,025	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 5.625%, 1/01/28	1/13 at 100.00	A–	5,075,954
1,980	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2, 5.050%, 8/01/27 (Alternative Minimum Tax)	2/16 at 100.00	AA	2,042,251
1,535	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16	5/12 at 100.00	AAA	1,540,572
2,500	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds, Series 2006, 0.000%, 12/01/23 – NPFG Insured	No Opt. Call	Aa3	1,570,700
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
7,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	3,063,750
10,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	2,767,800
2,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 2002B, 0.000%, 6/15/21 – NPFG Insured	6/17 at 101.00	AAA	2,733,625
3,472	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	3,202,399
3,360	Northfield Township High School District 225, Cook County, Illinois, Glenbrook, General Obligation School Bonds, Series 2007B, 0.000%, 12/01/24	12/16 at 69.01	AAA	1,987,373
85,732	Total Illinois			70,528,335
	Indiana – 4.8% (3.4% of Total Investments)
1,305	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc., Series 2004A, 5.375%, 3/01/34 – AMBAC Insured	3/14 at 100.00	A+	1,327,237
2,295	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.500%, 9/15/31	9/12 at 100.00	BBB	2,246,667
1,570	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured	No Opt. Call	AA–	1,710,154
2,305	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A–	2,376,248
5,180	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+	5,512,970
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/23 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	4,206,600
1,500	Marion High School Building Corporation, Grant County, Indiana, First Mortgage Bonds, Series 2003, 5.000%, 7/15/25 – NPFG Insured	7/13 at 100.00	AA+	1,566,015
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/26 – AGM Insured	7/15 at 100.00	AA+	2,002,928
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 1999, 5.800%, 2/15/24 (5)	8/12 at 100.00	N/R	871,385
26,145	Total Indiana			21,820,204
	Iowa – 1.5% (1.0% of Total Investments)
1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg College, Series 2002, 5.500%, 10/01/28 (Pre-refunded 10/01/12) – ACA Insured	10/12 at 100.00	N/R (4)	1,022,100
6,340	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	5,682,288
7,340	Total Iowa			6,704,388
	Kentucky – 0.2% (0.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA–	1,095,460

Nuveen Investments	67

Nuveen Dividend Advantage Municipal Fund 2 (continued)
NXZ	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana – 5.0% (3.5% of Total Investments)
$3,960	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	$4,049,496
18,825	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/12 at 100.00	A–	18,900,677
22,785	Total Louisiana			22,950,173
	Massachusetts – 1.3% (0.9% of Total Investments)
1,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	1,601,775
4,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/30 – AGM Insured	8/15 at 100.00	AA+	4,428,200
5,500	Total Massachusetts			6,029,975
	Michigan – 6.6% (4.7% of Total Investments)
3,135	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 1998B Remarketed, 5.250%, 7/01/22 – NPFG Insured	7/17 at 100.00	A+	3,392,227
6,430	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/32 – AGM Insured	7/13 at 100.00	AA–	6,495,457
3,765	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – MBIA-NPFG Insured	7/16 at 100.00	A	3,766,845
6,880	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2010, 5.500%, 5/15/36	5/20 at 100.00	A2	7,458,058
3,300	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/19 – AGM Insured	6/15 at 100.00	AA–	3,465,990
4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A, 8.000%, 10/01/31	10/12 at 100.00	Caa2	3,635,520
1,950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)	12/15 at 100.00	A	1,958,483
29,460	Total Michigan			30,172,580
	Minnesota – 1.3% (0.9% of Total Investments)
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds,S Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA–	5,890,950
	Nevada – 4.5% (3.2% of Total Investments)
2,320	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.000%, 7/01/36 – FGIC Insured	7/14 at 100.00	Aa3	2,414,169
3,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (5)	7/12 at 100.00	N/R	35
2,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 2007B, Trust 2633, 18.238%, 7/01/31 – BHAC Insured (IF)	7/17 at 100.00	AA+	2,972,880
1,455	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%, 6/01/24 – FGIC Insured	6/15 at 100.00	AA+	1,604,661
5,040	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Improvement Series 2003A Refunding, 5.000%, 6/01/32 – FGIC Insured	12/12 at 100.00	AA+	5,151,989
5,625	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Improvement Series 2003A Refunding, 5.250%, 6/01/21 (Pre-refunded 12/01/12) – FGIC Insured	12/12 at 100.00	AA+ (4)	5,791,725
1,750	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust 2634, 17.962%, 7/01/31 – BHAC Insured (IF)	7/17 at 100.00	AA+	2,601,270
21,690	Total Nevada			20,536,729

68	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Hampshire – 2.0% (1.4% of Total Investments)
$8,000	New Hampshire Business Finance Authority, Pollution Control Remarketed Revenue Refunding Bonds, Connecticut Light and Power Company, Series 1992A, 5.850%, 12/01/22	10/12 at 100.00	A–	$8,062,400
995	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series 2001A, 5.700%, 1/01/31 (Alternative Minimum Tax)	5/12 at 100.00	Aa3	995,985
8,995	Total New Hampshire			9,058,385
	New Jersey – 2.4% (1.7% of Total Investments)
3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B	4,010,101
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BBB–	675,852
265	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	266,264
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
2,200	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	2,317,722
425	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	454,546
3,085	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	3,282,749
10,570	Total New Jersey			11,007,234
	New York – 5.2% (3.7% of Total Investments)
12,020	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/46	No Opt. Call	BBB–	1,751,795
1,600	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	1,740,112
12,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B, 4.500%, 11/15/32 – AGM Insured (UB)	11/16 at 100.00	AA–	13,275,776
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/12 at 101.00	N/R	5,098,400
1,670	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB–	1,875,143
33,090	Total New York			23,741,226
	North Carolina – 0.6% (0.5% of Total Investments)
2,950	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	2,968,969
	North Dakota – 0.7% (0.5% of Total Investments)
3,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/29 (WI/DD, Settling 5/09/12)	12/21 at 100.00	A–	3,201,120
	Ohio – 1.9% (1.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
10,000	5.750%, 6/01/34	6/17 at 100.00	BB	7,803,800
1,000	5.875%, 6/01/47	6/17 at 100.00	BB	781,600
11,000	Total Ohio			8,585,400
	Oklahoma – 1.1% (0.8% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,035,870
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A	3,926,720
4,500	Total Oklahoma			4,962,590

Nuveen Investments	69

Nuveen Dividend Advantage Municipal Fund 2 (continued)
NXZ	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico – 3.4% (2.4% of Total Investments)
$2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	$2,824,500
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	9,915,057
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
30,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	2,418,600
6,150	0.000%, 8/01/56	No Opt. Call	Aa2	438,434
47,960	Total Puerto Rico			15,596,591
	Rhode Island – 0.7% (0.5% of Total Investments)
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A, 4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)	7/15 at 100.00	A3	3,020,490
	South Carolina – 3.1% (2.2% of Total Investments)
2,500	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center, Series 2004A, 5.250%, 11/01/23 – AGM Insured	11/14 at 100.00	AA–	2,637,000
1,850	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/34 – NPFG Insured	8/14 at 100.00	BBB	1,970,435
21,570	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	9,582,473
25,920	Total South Carolina			14,189,908
	Texas – 28.6% (20.2% of Total Investments)
4,000	Board of Regents, University of Texas System, Financing System Revenue Refunding Bonds, Series 2006B, 5.000%, 8/15/31	8/16 at 100.00	AAA	4,511,240
1,250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB–	1,383,275
10,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	BBB	9,740,200
	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel Revenue Bonds, Series 2001:
15,000	5.250%, 1/15/26 – AGM Insured	7/12 at 100.00	AA–	15,019,800
1,750	5.200%, 1/15/31 – AGM Insured	7/12 at 100.00	AA–	1,751,488
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A, 7.125%, 9/01/34	9/14 at 100.00	N/R	6,277,260
3,370	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series 2002, 5.000%, 8/15/33	8/12 at 100.00	AAA	3,407,104
3,500	Fort Bend County, Texas, General Obligation Bonds, Toll Road Series 2006, 5.000%, 3/01/32 – NPFG Insured	9/13 at 100.00	AA+	3,649,240
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	10/12 at 100.00	BB+	10,013,100
4,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	4,294,600
31,170	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 – NPFG Insured	5/12 at 100.00	BBB	31,168,442
1,845	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	BBB	345,292
4,465	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BBB	976,987
40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	BBB	6,680,000

70	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
$5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	$1,938,450
5,540	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	2,016,726
4,285	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2006, 5.000%, 8/15/37	8/16 at 100.00	AAA	4,720,956
10,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	AA–	4,810,600
3,295	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Series 2007A, Residuals 1760-3, 16.487%, 2/15/36 (IF)	2/17 at 100.00	AA–	3,960,063
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	AA–	3,157,990
1,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/28 – AMBAC Insured	8/12 at 39.43	BBB+	382,300
10,500	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001, 5.250%, 8/01/35	8/12 at 100.00	Aaa	10,535,910
178,860	Total Texas			130,741,023
	Virginia – 0.8% (0.6% of Total Investments)
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009A, 5.000%, 2/01/13	No Opt. Call	AA+	1,036,280
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
1,885	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,941,776
820	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	893,562
3,705	Total Virginia			3,871,618
	Washington – 2.3% (1.6% of Total Investments)
2,500	King County School District 001 Seattle, Washington, General Obligation Bonds, Series 2007A, 5.000%, 6/01/12	No Opt. Call	Aaa	2,510,475
3,780	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	4,075,180
2,940	Washington State Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.500%, 12/01/39	12/20 at 100.00	Baa2	3,040,430
830	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	A3	863,059
10,050	Total Washington			10,489,144
	West Virginia – 2.3% (1.6% of Total Investments)
2,950	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company Project, Series 2010, 5.375%, 12/01/38	12/20 at 100.00	BBB	3,181,044
6,720	West Virginia University, University Revenue Improvement Bonds, West Virginia University Projects, Series 2004C, 5.000%, 10/01/34 – FGIC Insured	10/14 at 100.00	Aa3	7,234,550
9,670	Total West Virginia			10,415,594

Nuveen Investments	71

Nuveen Dividend Advantage Municipal Fund 2 (continued)
NXZ	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 0.8% (0.6% of Total Investments)
$3,640	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–	$3,744,097
$796,782	Total Investments (cost $601,066,605) – 141.5%			646,509,533
	Floating Rate Obligations – (4.0)%			(18,260,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.9)% (6)			(196,000,000)
	Other Assets Less Liabilities – 5.4%			24,766,520
	Net Assets Applicable to Common Shares – 100%			$457,016,053

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.3%. N/R Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

72	Nuveen Investments

Nuveen Dividend Advantage Municipal Fund 3
NZF	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 136.5% (97.5% of Total Investments)
	Alabama – 0.6% (0.4% of Total Investments)
$3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/36 (UB)	11/16 at 100.00	AA+	$3,662,470
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	6/14 at 100.00	BB–	761,270
	Arizona – 1.9% (1.4% of Total Investments)
3,390	Arizona State Transportation Board, Highway Revenue Bonds, Series 2006, Trust 3151, 13.352%, 7/01/16 (IF)	No Opt. Call	AAA	4,428,391
5,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic Plaza Expansion Project, Series 2005A, 5.000%, 7/01/30 – FGIC Insured	7/15 at 100.00	AA	5,382,900
2,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A–	2,235,090
10,590	Total Arizona			12,046,381
	California – 16.5% (11.8% of Total Investments)
	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A:
2,220	5.000%, 3/01/28	3/13 at 100.00	A	2,236,583
140	5.000%, 3/01/33	3/13 at 100.00	A	140,840
1,670	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40	11/21 at 100.00	AA–	1,846,068
3,400	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	3,811,366
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, 2007A 5.000%, 11/15/42 (UB)	11/16 at 100.00	AA–	3,005,270
4,170	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	A+	4,460,941
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3175, 13.358%, 5/15/14 (IF)	No Opt. Call	AA–	7,354,932
20	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	AA	20,033
	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002B:
2,180	0.000%, 8/01/31 – FGIC Insured	8/12 at 32.87	A+	706,647
3,300	0.000%, 8/01/32 – FGIC Insured	8/12 at 30.97	A+	1,007,424
765	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	795,830
11,865	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47	6/17 at 100.00	BB–	8,825,306
7,150	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%, 7/15/40	7/21 at 100.00	Aa2	8,508,786
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.000%, 7/01/41	1/21 at 100.00	AA	11,061,600
	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2001:
8,640	5.750%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	A–	8,663,069
5,000	5.375%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	A–	5,007,050
1,500	5.250%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	A–	1,501,530
10,000	5.500%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	A–	10,005,200
12,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40	8/30 at 100.00	A+	8,780,880

Nuveen Investments	73

Nuveen Dividend Advantage Municipal Fund 3 (continued)
NZF	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$3,850	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured	10/21 at 100.00	AA–	$3,382,572
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	4,139,584
3,000	San Diego Community College District, California, General Obligation Bonds, Tender Option Bond Trust 1005, 13.378%, 8/01/41 (IF)	8/21 at 100.00	AA+	4,047,420
10,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	2,229,200
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 9/01/30 – NPFG Insured	No Opt. Call	Aaa	1,296,300
115,675	Total California			102,834,431
	Colorado – 5.3% (3.8% of Total Investments)
2,250	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2002, 7.375%, 12/01/32 (Pre-refunded 12/01/12)	12/12 at 100.00	N/R (4)	2,330,303
1,495	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Education Center, Series 2002A, 7.625%, 3/15/32 (Pre-refunded 3/15/13)	3/13 at 100.00	N/R (4)	1,581,695
2,950	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.400%, 5/01/26	5/16 at 102.00	N/R	2,662,139
3,380	Colorado Housing Finance Authority, Multifamily Project Bonds, Class I, Series 2001A-1, 5.500%, 4/01/31 (Alternative Minimum Tax)	10/12 at 100.00	AAA	3,382,772
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	4,476,050
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	A+	5,935,943
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,625,743
4,335	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	A+	4,731,306
	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007:
950	5.125%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	864,301
2,000	5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	1,712,480
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25	6/14 at 101.00	N/R	1,033,740
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	Aa3	701,984
32,655	Total Colorado			33,038,456
	Connecticut – 0.3% (0.2% of Total Investments)
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	1,582,860
	District of Columbia – 1.9% (1.4% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/16 at 100.00	AA+	10,366,500
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Tender Option Bond Trust 1606, 11.096%, 10/01/30 – AMBAC Insured (IF)	10/16 at 100.00	AA+	1,481,757
11,335	Total District of Columbia			11,848,257
	Florida – 3.2% (2.3% of Total Investments)
4,980	Broward County, Florida, Airport System Revenue Refunding Bonds, Series 2009O, 5.375%, 10/01/29	10/19 at 100.00	A+	5,600,956
	Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Oak Glen Apartments, Series 2001G:
1,105	5.400%, 12/01/32 – AGM Insured	6/12 at 100.00	AA–	1,105,840
2,195	5.450%, 12/01/41 – AGM Insured	6/12 at 100.00	AA–	2,196,251
5,000	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series 2003B, 5.000%, 7/01/30 – AMBAC Insured	7/13 at 100.00	A	5,127,550

74	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	$5,676,855
1,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.650%, 5/01/40 (5)	5/18 at 100.00	N/R	427,120
19,735	Total Florida			20,134,572
	Georgia – 4.3% (3.1% of Total Investments)
15,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010C, 5.250%, 1/01/30	1/21 at 100.00	A1	16,941,600
3,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.125%, 12/01/45	12/20 at 100.00	N/R	3,197,460
2,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42	7/17 at 100.00	N/R	1,560,700
5,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/35 – FGIC Insured	1/14 at 100.00	AA–	5,248,750
25,000	Total Georgia			26,948,510
	Illinois – 15.5% (11.0% of Total Investments)
3,200	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	3,554,816
8,375	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.500%, 1/01/19 – AGM Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	8,394,598
2,630	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	2,866,569
4,950	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	A+	4,956,039
2,220	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%, 1/01/16 – NPFG Insured	No Opt. Call	Aa3	2,562,080
1,165	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	A1	1,203,725
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	9,707,830
2,415	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program – Kankakee County, Series 2005B, 5.000%, 12/01/24 – AMBAC Insured	12/14 at 100.00	A2	2,506,794
3,465	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	3,562,401
4,125	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	Aa1	4,464,488
9,000	Illinois Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2001, 5.875%, 12/01/31	6/12 at 101.00	BBB+	9,097,110
5,000	Lake County School District 38, Big Hallow, Illinois, General Obligation Bonds, Series 2005, 0.000%, 2/01/22 – AMBAC Insured	No Opt. Call	N/R	3,061,050
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	4,871,930
12,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50	6/20 at 100.00	AAA	13,050,960
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured	No Opt. Call	AAA	8,530,650
2,790	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1998A, 5.500%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	3,290,610
10,000	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.000%, 12/01/41 – AGM Insured	12/14 at 100.00	Aaa	10,499,200
132,210	Total Illinois			96,180,850
Nuveen Investments	75

Nuveen Dividend Advantage Municipal Fund 3 (continued)
NZF	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 3.9% (2.8% of Total Investments)
$4,230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Tudor Park Foundation, Series 2005B, 5.000%, 6/01/24	6/15 at 100.00	Aa3	$4,495,475
6,700	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA–	7,180,591
2,600	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana, Series 2005A, 5.000%, 5/01/35 – AMBAC Insured	5/15 at 100.00	A+	2,643,056
3,500	University of Southern Indiana, Student Fee Revenue Bonds, Series 2001H, 5.000%, 10/01/21 – AMBAC Insured	10/12 at 100.00	A1	3,507,595
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,500,900
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,506,825
1,090	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.500%, 7/15/22 (Pre-refunded 1/15/13) – AMBAC Insured	1/13 at 101.00	A1 (4)	1,141,699
23,120	Total Indiana			23,976,141
	Iowa – 0.5% (0.4% of Total Investments)
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	6/15 at 100.00	B+	815,770
2,375	Polk County, Iowa, General Obligation Bonds, Series 2002C, 5.000%, 6/01/13 (Pre-refunded 6/01/12) – AGM Insured	6/12 at 100.00	AAA	2,384,880
3,375	Total Iowa			3,200,650
	Kansas – 0.3% (0.2% of Total Investments)
	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B:
1,000	5.125%, 5/15/37	5/14 at 103.00	N/R	926,670
1,000	5.125%, 5/15/42	5/14 at 103.00	N/R	919,480
2,000	Total Kansas			1,846,150
	Kentucky – 1.2% (0.8% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	AA–	1,093,220
5,400	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29	6/21 at 100.00	Aa3	6,091,794
6,400	Total Kentucky			7,185,014
	Louisiana – 7.4% (5.3% of Total Investments)
2,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	Baa2	2,255,820
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB–	3,309,060
10,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A+	10,765,900
3,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	3,795,016
4,425	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41	5/21 at 100.00	Baa1	5,138,177
20,890	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/12 at 100.00	A–	20,973,978
44,015	Total Louisiana			46,237,951
	Maine – 0.2% (0.1% of Total Investments)
1,075	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2001B, 5.500%, 11/15/32 (Alternative Minimum Tax)	5/12 at 100.00	AA+	1,075,882

76	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maryland – 2.3% (1.7% of Total Investments)
$1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B, 5.250%, 4/01/37	4/17 at 100.00	N/R	$837,550
1,135	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan Revenue Bonds, Series 2001B, 5.250%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	Aa2	1,135,000
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R	1,315,920
10,600	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	7/12 at 100.00	N/R	10,665,720
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	559,645
15,290	Total Maryland			14,513,835
	Massachusetts – 6.6% (4.7% of Total Investments)
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/12 at 102.00	N/R	1,279,479
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	959,230
1,600	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,740,192
1,505	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust 3145, 15.165%, 6/01/16 (IF)	No Opt. Call	AA	1,702,170
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	433,756
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	N/R	4,937,450
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 – AGM Insured (UB) (6)	2/17 at 100.00	AA+	3,567,703
5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.250%, 11/01/30 (Pre-refunded 11/01/12)	11/12 at 100.00	AA+ (4)	5,125,800
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
2,255	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA+ (4)	2,329,663
7,495	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA+ (4)	7,743,159
7,165	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	7,673,142
3,210	Worcester, Massachusetts, General Obligation Bonds, Series 2011, 3.000%, 8/15/12 – AGM Insured	No Opt. Call	AA–	3,235,905
39,470	Total Massachusetts			40,727,649
	Michigan – 6.0% (4.3% of Total Investments)
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)	No Opt. Call	Aa2	17,577,150
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 5.000%, 8/15/38	8/17 at 100.00	N/R	1,584,120
3,580	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds Series 2011A, 5.500%, 7/01/41	7/21 at 100.00	AA–	4,144,888
5,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA	5,388,500
2,250	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-I-A, 5.375%, 10/15/41	10/21 at 100.00	Aa3	2,522,655
2,395	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy Health Corporation, Series 1993P, 5.375%, 8/15/14 – NPFG Insured (ETM)	No Opt. Call	BBB (4)	2,520,330
2,865	Michigan State Hospital Finance Authority, Revenue bonds, Trinity Health Care Group, Series 2006A: 5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	2,999,139
635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R	754,069
33,725	Total Michigan			37,490,851

Nuveen Investments	77

Nuveen Dividend Advantage Municipal Fund 3 (continued)
NZF	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota – 1.2% (0.8% of Total Investments)
$2,170	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative Minimum Tax)	10/12 at 104.00	Aaa	$2,280,214
3,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/18	No Opt. Call	AA+	3,708,930
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/16 at 100.00	N/R	1,375,674
6,545	Total Minnesota			7,364,818
	Mississippi – 0.9% (0.6% of Total Investments)
2,155	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A, 5.450%, 5/20/34	5/12 at 100.00	AA+	2,157,306
3,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)	9/14 at 100.00	AA	3,134,610
5,155	Total Mississippi			5,291,916
	Missouri – 1.1% (0.8% of Total Investments)
1,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	BBB+	1,485,611
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007, 5.000%, 12/01/32	12/17 at 100.00	N/R	897,880
1,825	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)	10/12 at 100.00	AAA	1,870,516
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AAA	2,886,375
6,820	Total Missouri			7,140,382
	Montana – 0.8% (0.6% of Total Investments)
5,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/12 at 100.00	B+	5,031,500
	Nebraska – 0.9% (0.7% of Total Investments)
3,755	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2010A, 6.050%, 9/01/41	9/20 at 100.00	AA+	3,997,085
1,005	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Series 2006A, 19.731%, 8/01/40 – AMBAC Insured (IF)	2/17 at 100.00	AA+	1,676,983
4,760	Total Nebraska			5,674,068
	Nevada – 5.5% (3.9% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	11,183,900
6,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	Aa3	6,427,380
4,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (5)	7/12 at 100.00	N/R	40
5,000	Henderson, Nevada, General Obligation Sewer Bonds, Series 2004, 5.000%, 6/01/34 – FGIC Insured	12/14 at 100.00	AA	5,372,600
10,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	10,982,900
35,000	Total Nevada			33,966,820
	New Hampshire – 0.3% (0.2% of Total Investments)
2,000	New Hampshire Health and Education Authority, Hospital Revenue Bonds, Concord Hospital, Series 2001, 5.500%, 10/01/21 – AGM Insured	10/12 at 100.50	Aa3	2,024,720
	New Jersey – 5.3% (3.8% of Total Investments)
1,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Company, Series 1998A, 5.250%, 7/01/38 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	A	1,009,900

78	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$10,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Company, Series 2002A, 5.250%, 11/01/32 – AMBAC Insured (Alternative Minimum Tax)	11/12 at 101.00	A2	$10,170,900
645	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Ba2	630,752
4,125	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured	No Opt. Call	Aa3	4,388,093
12,970	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/33	No Opt. Call	A+	4,369,463
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	6,887,200
7,260	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	5,667,374
56,000	Total New Jersey			33,123,682
	New York – 8.3% (6.0% of Total Investments)
900	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/32	4/17 at 100.00	BBB–	840,744
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,275	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,414,957
3,400	0.000%, 7/15/44	No Opt. Call	BBB–	552,840
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/41	3/21 at 100.00	AAA	5,181,396
1,780	East Rochester Housing Authority, New York, GNMA Secured Revenue Bonds, Gates Senior Housing Inc., Series 2001, 5.300%, 4/20/31	10/12 at 100.50	N/R	1,798,174
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	2,374,155
5,010	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	4,987,856
2,800	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA–	3,061,968
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	A	808,680
4,155	Monroe County Airport Authority, New York, Revenue Refunding Bonds, Greater Rochester International Airport, Series 1999, 5.750%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	BBB	4,255,842
8,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	8,176,000
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	3,561,594
8,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A, 5.000%, 10/15/21 – NPFG Insured	10/14 at 100.00	AAA	8,857,280
885	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 – NPFG Insured	8/12 at 100.00	AA	896,425
1,615	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 (Pre-refunded 8/01/12) – NPFG Insured	8/12 at 100.00	AA (4)	1,637,255
3,000	New York State Power Authority, General Revenue Bonds, Series 2011A, 5.000%, 11/15/38	11/21 at 100.00	Aa2	3,392,220
51,470	Total New York			51,797,386
	North Carolina – 1.1% (0.8% of Total Investments)
1,710	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008, Trust 1149, 14.827%, 7/15/32 (IF) (6)	1/18 at 100.00	AA–	1,931,855
1,200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds, Carolinas Health Care, Series 2007A, 5.000%, 1/15/31	1/17 at 100.00	AA–	1,271,304

Nuveen Investments	79

Nuveen Dividend Advantage Municipal Fund 3 (continued)
NZF	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$1,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 4.875%, 1/15/32 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	$1,960,333
520	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%, 1/01/13 (ETM)	No Opt. Call	N/R (4)	538,444
1,085	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%, 1/01/13	No Opt. Call	A	1,121,543
6,265	Total North Carolina			6,823,479
	Ohio – 2.4% (1.7% of Total Investments)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
1,100	4.000%, 5/01/33 (WI/DD, Settling 5/10/12) – AGM Insured	5/22 at 100.00	AA–	1,077,780
650	5.000%, 5/01/33 (WI/DD, Settling 5/10/12) – AGM Insured	5/22 at 100.00	AA–	707,909
800	5.000%, 5/01/42 (WI/DD, Settling 5/10/12) – AGM Insured	5/22 at 100.00	AA–	852,840
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
4,735	5.125%, 6/01/24	6/17 at 100.00	B	3,870,720
710	5.875%, 6/01/30	6/17 at 100.00	B+	572,189
685	5.750%, 6/01/34	6/17 at 100.00	BB	534,560
1,570	5.875%, 6/01/47	6/17 at 100.00	BB	1,227,112
5,800	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA	6,201,592
16,050	Total Ohio			15,044,702
	Oklahoma – 2.0% (1.4% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,370	5.000%, 2/15/37	2/17 at 100.00	A	4,571,195
955	5.000%, 2/15/42	2/17 at 100.00	A	994,728
6,305	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, Series 2006, 5.000%, 12/15/36 (UB)	12/16 at 100.00	AA+	6,594,273
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, Series 2008, Trust 3500, 8.325%, 6/15/30 (IF)	12/16 at 100.00	AA+	95,340
11,718	Total Oklahoma			12,255,536
	Oregon – 0.8% (0.5% of Total Investments)
4,700	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, PeaceHealth Project, Series 2001, 5.250%, 11/15/21 – AMBAC Insured	5/12 at 101.00	AA–	4,757,105
	Pennsylvania – 3.5% (2.5% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB	463,750
3,500	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.600%, 1/01/19 (Alternative Minimum Tax)	7/12 at 100.00	D	2,216,165
5,705	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%, 8/01/16 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aa2 (4)	5,783,615
12,500	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	13,139,125
22,205	Total Pennsylvania			21,602,655
	Puerto Rico – 0.4% (0.3% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2	2,639,050
	Tennessee – 0.2% (0.1% of Total Investments)
3,680	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006A, 0.000%, 1/01/41	1/17 at 30.07	A	839,003
275	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	281,339

80	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
$800	5.500%, 11/01/37 (5)	11/17 at 100.00	N/R	$15,992
2,800	5.500%, 11/01/46 (5)	11/17 at 100.00	B–	55,972
7,555	Total Tennessee			1,192,306
	Texas – 17.6% (12.6% of Total Investments)
5,445	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)	2/17 at 100.00	AAA	5,641,728
2,700	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB–	2,984,850
4,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 1/01/36	1/21 at 100.00	AA–	4,939,020
1,455	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement Bonds, Series 2001A, 5.500%, 11/01/35 – FGIC Insured (Alternative Minimum Tax)	5/12 at 100.00	A+	1,456,251
5,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A, 7.000%, 9/01/25	9/14 at 100.00	N/R	5,258,000
10,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D, 5.000%, 11/15/40	11/21 at 100.00	AA	11,100,600
4,965	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B, 5.250%, 9/01/27	9/16 at 100.00	A2	5,349,192
6,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001B, 5.500%, 12/01/29 – NPFG Insured (ETM)	No Opt. Call	AA+ (4)	8,303,640
	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A:
2,525	5.500%, 7/01/13 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	A+	2,534,898
2,905	5.500%, 7/01/14 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	A+	2,916,388
14,200	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series 2007A, 4.750%, 8/01/43 (UB)	8/16 at 100.00	AAA	14,880,748
8,000	Lower Colorado River Authority, Texas, Transmission Contract Refunding Revenue Bonds, LCRA	5/20 at 100.00	A+	8,582,320
	Transmission Services Corporation Project, Refunding & Improvement Series 2010, 5.000%, 5/15/40
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series 2011A, 7.250%, 4/01/36	4/21 at 100.00	BBB	1,909,373
2,500	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A–	2,738,850
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative Minimum Tax)
3,150	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	3,404,583
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011C:
4,370	0.000%, 9/01/43	9/31 at 100.00	AA	2,841,549
9,130	0.000%, 9/01/45	9/31 at 100.00	AA	6,562,827
3,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Series 2010, 5.000%, 10/01/41	10/20 at 100.00	AA–	3,883,950
7,700	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)	2/17 at 100.00	AA–	8,088,850
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2006:
9,110	0.000%, 8/15/37	8/15 at 31.98	AAA	2,560,001
9,110	0.000%, 8/15/40	8/15 at 27.11	AAA	2,153,149
7,110	0.000%, 8/15/44	8/15 at 21.88	AAA	1,350,545
125,125	Total Texas			109,441,312
	Utah – 0.3% (0.2% of Total Investments)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
590	5.200%, 1/01/18 (Alternative Minimum Tax)	7/12 at 100.00	AA–	592,071
240	5.500%, 1/01/23 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	249,799

Nuveen Investments	81

Nuveen Dividend Advantage Municipal Fund 3 (continued)
NZF	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah (continued)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
$905	4.950%, 7/01/18 (Alternative Minimum Tax)	7/12 at 100.00	AA–	$917,181
355	5.300%, 7/01/23 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	367,975
2,090	Total Utah			2,127,026
	Virginia – 0.3% (0.2% of Total Investments)
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005, 5.375%, 12/01/28	12/15 at 100.00	N/R	958,140
1,000	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2011, 4.750%, 7/01/41	7/21 at 100.00	AA–	1,062,180
2,000	Total Virginia			2,020,320
	Washington – 5.0% (3.6% of Total Investments)
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,818,125
1,820	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A, 5.000%, 8/01/30	8/22 at 100.00	Aa3	2,081,225
5,205	Port of Seattle, Washington, Revenue Bonds, Series 2005A, 5.000%, 3/01/35 – NPFG Insured	3/15 at 100.00	Aa3	5,635,558
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	AA	10,705,100
3,410	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	3,676,287
	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of Puget Sound, Series 2001:
3,005	5.375%, 12/01/17 – AMBAC Insured	6/12 at 101.00	BBB	3,037,304
2,915	5.375%, 12/01/18 – AMBAC Insured	6/12 at 101.00	BBB	2,944,675
28,855	Total Washington			30,898,274
	Wisconsin – 0.6% (0.4% of Total Investments)
1,790	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	1,799,380
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33	9/17 at 100.00	BBB+	1,019,390
350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001, 5.375%, 10/01/30	10/12 at 100.00	AA–	352,606
330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.125%, 8/15/33	8/13 at 100.00	A–	332,799
3,470	Total Wisconsin			3,504,175
$926,953	Total Municipal Bonds (cost $807,567,426)			849,013,412

Shares	Description (1)	Value
	Investment Companies – 0.6% (0.4% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc.	$113,289
26,880	Dreyfus Strategic Municipal Fund	247,027
131,278	DWS Municipal Income Trust	1,812,949
43,020	Invesco VK Investment Grade Municipal Trust	666,380
30,000	Invesco VK Municipal Opportunity Trust	455,400
43,420	PIMCO Municipal Income Fund II	533,198
	Total Investment Companies (cost $3,325,133)	3,828,243

82	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 3.0% (2.1% of Total Investments)
	Iowa – 1.4% (1.0% of Total Investments)
$8,500	Iowa State, Special Obligation Bonds, I-Jobs Program, Tender Option Bond Trust 13B-B REG D, Variable Rate Demand Series, 0.270%, 6/01/26 (7)	6/19 at 100.00	AA	$8,500,000
	South Carolina – 0.7% (0.5% of Total Investments)
4,435	South Carolina Educational Facilities Authority, Charleston Southern University Education Facilities Revenue Bond, Variable Rate Demand Preferred Series 2003, 0.310%, 4/01/28 (7)	8/12 at 100.00	A	4,435,000
	Washington – 0.9% (0.6% of Total Investments)
5,480	Bellingham, Washington, Water and Sewer Revenue Bonds, Tender Option Bond Trust 11981X, Variable Rate Demand Series, 0.260%, 8/01/19 (7)	No Opt. Call	Aa2	5,480,000
$18,415	Total Short-Term Investments (cost $18,415,000)			18,415,000
	Total Investments (cost $829,307,559) – 140.1%			871,256,655
	Floating Rate Obligations – (7.1)%			(44,412,000)
	MuniFund Rate Term Preferred Shares, at Liquidation Value – (11.3)% (8)			(70,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (27.2)% (8)			(169,200,000)
	Other Assets Less Liabilities – 5.5%			34,299,586
	Net Assets Applicable to Common Shares – 100%			$621,944,241

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions. (7) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(8)	MuniFund Term Preferred Shares and Variable Rate MuniFund Preferred Shares, at Liquidation Value as a percentage of Total Investments are 8.0% and 19.4%, respectively. N/R Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis. (ETM) Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

Nuveen Investments	83

Statement of
Assets & Liabilities
April 30, 2012 (Unaudited)

	Performance		Municipal		Market
	Plus		Advantage		Opportunity
	(NPP	)	(NMA	)	(NMO	)
Assets
Investments, at value (cost $1,269,695,231, $909,143,993 and $981,254,494, respectively)	$1,390,453,424		$966,849,756		$1,044,562,297
Cash	6,550,233		2,193,662		476,913
Receivables:
Dividends and interest	17,534,090		14,310,104		14,982,991
Investments sold	7,676,750		28,301,779		5,909,217
Deferred offering costs	1,082,212		1,982,852		3,920,188
Other assets	196,427		387,566		439,128
Total assets	1,423,493,136		1,014,025,719		1,070,290,734
Liabilities
Floating rate obligations	27,650,000		45,488,333		43,530,000
Payables:
Common share dividends	4,221,051		2,974,185		2,974,281
Investments purchased	3,587,529		4,673,306		—
Interest	509,266		—		—
Offering costs	—		—		19,034
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		—
Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value	421,700,000		—		—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	—		296,800,000		350,900,000
Accrued expenses:
Management fees	694,152		489,652		509,307
Other	96,396		195,092		332,654
Total liabilities	458,458,394		350,620,568		398,265,276
Net assets applicable to Common shares	$965,034,742		$663,405,151		$672,025,458
Common shares outstanding	59,971,481		43,697,408		45,874,035
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$16.09		$15.18		$14.65
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$599,715		$436,974		$458,740
Paid-in surplus	838,803,954		610,956,635		639,890,163
Undistributed (Over-distribution of) net investment income	16,888,942		4,782,488		4,390,530
Accumulated net realized gain (loss)	(12,016,062)		(10,476,709)		(36,021,778)
Net unrealized appreciation (depreciation)	120,758,193		57,705,763		63,307,803
Net assets applicable to Common shares	$965,034,742		$663,405,151		$672,025,458
Authorized shares:
Common	200,000,000		200,000,000		200,000,000
Preferred	1,000,000		1,000,000		1,000,000

See accompanying notes to financial statements.

84	Nuveen Investments

	Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage 3
	(NAD	)	(NXZ	)	(NZF	)
Assets
Investments, at value (cost $853,514,599, $601,066,605 and $829,307,559, respectively)	$910,469,991		$646,509,533		$871,256,655
Cash	2,679,478		1,784,987		15,280,804
Receivables:
Dividends and interest	13,586,374		10,407,130		14,697,971
Investments sold	105,000		16,686,036		9,834,588
Deferred offering costs	1,714,257		2,033,470		1,654,151
Other assets	134,718		243,000		125,236
Total assets	928,689,818		677,664,156		912,849,405
Liabilities
Floating rate obligations	51,605,000		18,260,000		44,412,000
Payables:
Common share dividends	2,884,681		2,289,590		3,226,692
Investments purchased	—		3,685,766		3,112,515
Interest	471,983		—		343,902
Offering costs	41,273		—		19,103
MuniFund Term Preferred (MTP) Shares, at liquidation value	144,300,000		—		70,000,000
Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value	120,400,000		—		169,200,000
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	—		196,000,000		—
Accrued expenses:
Management fees	442,024		321,094		418,245
Other	275,806		91,653		172,707
Total liabilities	320,420,767		220,648,103		290,905,164
Net assets applicable to Common shares	$608,269,051		$457,016,053		$621,944,241
Common shares outstanding	39,296,352		29,475,053		40,400,028
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$15.48		$15.51		$15.39
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$392,964		$294,751		$404,000
Paid-in surplus	550,311,939		420,410,597		575,562,072
Undistributed (Over-distribution of) net investment income	9,990,945		5,641,397		6,484,944
Accumulated net realized gain (loss)	(9,382,189)		(14,773,620)		(2,455,871)
Net unrealized appreciation (depreciation)	56,955,392		45,442,928		41,949,096
Net assets applicable to Common shares	$608,269,051		$457,016,053		$621,944,241
Authorized shares:
Common	Unlimited		Unlimited		Unlimited
Preferred	Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

Nuveen Investments	85

Statement of
Operations
Six Months Ended April 30, 2012 (Unaudited)

	Performance	Municipal	Market	Dividend	Dividend	Dividend
	Plus	Advantage	Opportunity	Advantage	Advantage 2	Advantage 3
	(NPP )	(NMA )	(NMO )	(NAD )	(NXZ )	(NZF )
Investment Income	$36,030,222	$25,425,701	$25,350,350	$23,268,334	$16,933,328	$22,167,207
Expenses
Management fees	4,159,922	2,944,296	3,048,363	2,647,713	1,917,111	2,742,338
Dividend disbursing agent fees	24,468	—	—	19,973	—	—
Shareholders’ servicing agent fees and expenses	59,261	32,728	34,045	19,673	2,280	13,552
Interest expense and amortization of offering costs	3,307,400	513,156	722,477	3,190,464	357,095	2,393,425
Fees on VRDP Shares	—	2,058,035	1,984,213	—	1,108,310	—
Custodian’s fees and expenses	94,974	70,012	71,642	63,030	48,595	65,647
Directors’/Trustees’ fees and expenses	17,150	11,967	12,680	10,866	8,145	10,714
Professional fees	38,055	56,102	67,673	39,554	37,653	31,978
Shareholders’ reports – printing and mailing expenses	107,518	90,275	89,108	141,547	72,633	132,687
Stock exchange listing fees	9,580	7,243	7,494	13,803	1,988	10,108
Investor relations expense	48,390	31,406	33,752	29,493	20,725	27,835
Other expenses	32,456	27,134	28,888	22,616	24,156	26,961
Total expenses before custodian fee credit and legal fee refund	7,899,174	5,842,354	6,100,335	6,198,732	3,598,691	5,455,245
Custodian fee credit	(2,063)	(3,525)	(5,348)	(3,892)	(4,160)	(9,463)
Legal fee refund	(103,175)	(106,058)	(312,296)	(124,029)	(129,241)	(21,058)
Net expenses	7,793,936	5,732,771	5,782,691	6,070,811	3,465,290	5,424,724
Net investment income (loss)	28,236,286	19,692,930	19,567,659	17,197,523	13,468,038	16,742,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(5,305,889)	(6,516,707)	(27,841,990)	(8,710,352)	(8,792,289)	548,647
Change in net unrealized appreciation (depreciation) of investments	77,993,689	50,548,651	77,523,843	54,215,208	44,669,646	38,896,879
Net realized and unrealized gain (loss)	72,687,800	44,031,944	49,681,853	45,504,856	35,877,357	39,445,526
Net increase (decrease) in net assets applicable to Common shares from operations	$100,924,086	$63,724,874	$69,249,512	$62,702,379	$49,345,395	$56,188,009

See accompanying notes to financial statements.

86	Nuveen Investments

Statement of
Changes in Net Assets (Unaudited)

	Performance Plus (NPP)		Municipal Advantage (NMA)		Market Opportunity (NMO)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/12	10/31/11	4/30/12	10/31/11	4/30/12	10/31/11
Operations
Net investment income (loss)	$28,236,286	$58,402,397	$19,692,930	$40,445,199	$19,567,659	$40,134,444
Net realized gain (loss) from investments	(5,305,889)	(591,675)	(6,516,707)	8,178,413	(27,841,990)	(3,062,685)
Change in net unrealized appreciation (depreciation) of investments	77,993,689	(18,358,182)	50,548,651	(19,639,261)	77,523,843	(18,881,221)
Distributions to Auction Rate Preferred Shareholders:
From net investment income	—	(605,027)	—	(13,530)	—	(18,596)
From accumulated net realized gains	—	(115,631)	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	100,924,086	38,731,882	63,724,874	28,970,821	69,249,512	18,171,942
Distributions to Common Shareholders
From net investment income	(28,783,268)	(57,031,258)	(22,225,634)	(43,394,199)	(20,952,435)	(44,419,598)
From accumulated net realized gains	—	(5,533,612)	(6,262,880)	(3,480,219)	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(28,783,268)	(62,564,870)	(28,488,514)	(46,874,418)	(20,952,435)	(44,419,598)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	291,382	283,901	1,552,841	2,155,588	913,746	1,045,705
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	291,382	283,901	1,552,841	2,155,588	913,746	1,045,705
Net increase (decrease) in net assets applicable to Common shares	72,432,200	(23,549,087)	36,789,201	(15,748,009)	49,210,823	(25,201,951)
Net assets applicable to Common shares at the beginning of period	892,602,542	916,151,629	626,615,950	642,363,959	622,814,635	648,016,586
Net assets applicable to Common shares at the end of period	$965,034,742	$892,602,542	$663,405,151	$626,615,950	$672,025,458	$622,814,635
Undistributed (Over-distribution of) net investment income at the end of period	$16,888,942	$17,435,924	$4,782,488	$7,315,192	$4,390,530	$5,775,306

See accompanying notes to financial statements.

Nuveen Investments	87

Statement of
Changes in Net Assets (Unaudited) (continued)

	Dividend Advantage (NAD)		Dividend Advantage 2 (NXZ)		Dividend Advantage 3 (NZF)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/12	10/31/11	4/30/12	10/31/11	4/30/12	10/31/11
Operations
Net investment income (loss)	$17,197,523	$36,425,456	$13,468,038	$29,122,477	$16,742,483	$39,663,463
Net realized gain (loss)
from investments	(8,710,352)	5,578,402	(8,792,289)	6,152,659	548,647	1,617,428
Change in net unrealized appreciation
(depreciation) of investments	54,215,208	(17,440,480)	44,669,646	(14,731,426)	38,896,879	(8,746,437)
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	—	(319,994)	—	—	—	(579,698)
From accumulated net realized gains	—	—	—	—	—	(9,510)
Net increase (decrease) in net assets applicable to Common shares from operations	62,702,379	24,243,384	49,345,395	20,543,710	56,188,009	31,945,246
Distributions to Common Shareholders
From net investment income	(18,158,845)	(35,837,926)	(14,278,484)	(28,282,999)	(19,875,295)	(39,745,377)
From accumulated net realized gains	(1,638,658)	—	(5,329,641)	—	(1,535,068)	(630,116)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(19,797,503)	(35,837,926)	(19,608,125)	(28,282,999)	(21,410,363)	(40,375,493)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	63,949	193,913	59,744	119,194	64,704
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	63,949	193,913	59,744	119,194	64,704
Net increase (decrease) in net assets applicable to Common shares	42,904,876	(11,530,593)	29,931,183	(7,679,545)	34,896,840	(8,365,543)
Net assets applicable to Common shares at the beginning of period	565,364,175	576,894,768	427,084,870	434,764,415	587,047,401	595,412,944
Net assets applicable to Common shares at the end of period	$608,269,051	$565,364,175	$457,016,053	$427,084,870	$621,944,241	$587,047,401
Undistributed (Over-distribution of) net investment income at the end of period	$9,990,945	$10,952,267	$5,641,397	$6,451,843	$6,484,944	$9,617,756

See accompanying notes to financial statements.

88	Nuveen Investments

Statement of
Cash Flows
Six Months Ended April 30, 2012 (Unaudited)

	Performance	Municipal	Market
	Plus	Advantage	Opportunity
	(NPP )	(NMA )	(NMO )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$100,924,086	$63,724,874	$69,249,512
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in)
operating activities:
Purchases of investments	(67,778,833)	(68,323,052)	(56,493,525)
Proceeds from sales and maturities of investments	79,641,531	84,916,166	49,423,651
Proceeds from (Purchases of) short-term investments, net	—	—	—
Amortization (Accretion) of premiums and discounts, net	(8,354,124)	(3,182,566)	(2,489,908)
(Increase) Decrease in:
Receivable for dividends and interest	333,882	1,005,404	452,680
Receivable for investments sold	6,300,817	(334,130)	8,782,039
Other assets	123,973	48,586	(14,598)
Increase (Decrease) in:
Payable for investments purchased	(1,047,564)	2,116,279	(4,635,093)
Payable for interest	10,274	—	—
Accrued management fees	1,136	(4,797)	(818)
Accrued other expenses	(331,386)	(113,812)	(11,455)
Net realized (gain) loss from investments	5,305,889	6,516,707	27,841,990
Change in net unrealized (appreciation) depreciation of investments	(77,993,689)	(50,548,651)	(77,523,843)
Taxes paid on undistributed capital gains	(2,216)	(64,681)	(7,181)
Net cash provided by (used in) operating activities	37,133,776	35,756,327	14,573,451
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	293,976	35,496	70,176
Increase (Decrease) in:
Cash overdraft	—	(5,295,713)	—
Floating rate obligations	(12,370,000)	(1,025,000)	—
Payable for offering costs	(172,081)	(243,294)	(374,717)
Cash distributions paid to Common shareholders	(28,502,622)	(27,034,154)	(20,176,220)
Net cash provided by (used in) financing activities	(40,750,727)	(33,562,665)	(20,480,761)
Net Increase (Decrease) in Cash	(3,616,951)	2,193,662	(5,907,310)
Cash at the beginning of period	10,167,184	—	6,384,223
Cash at the End of Period	$6,550,233	$2,193,662	$476,913

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Performance		Municipal		Market
Plus		Advantage		Opportunity
(NPP	)	(NMA	)	(NMO	)
$291,382		$1,552,841		$913,746

Cash paid for interest (excluding amortization of offering costs) was as follows:

Performance		Municipal		Market
Plus		Advantage		Opportunity
(NPP	)	(NMA	)	(NMO	)
$3,003,150		$477,660		$652,301

See accompanying notes to financial statements.

Nuveen Investments	89

Statement of
Cash Flows (Unaudited) (continued)

Six Months Ended April 30, 2012 (Unaudited)

	Dividend	Dividend	Dividend
	Advantage	Advantage 2	Advantage 3
	(NAD )	(NXZ )	(NZF )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$62,702,379	$49,345,395	$56,188,009
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(37,819,908)	(48,041,205)	(95,237,682)
Proceeds from sales and maturities of investments	37,861,877	40,077,669	97,714,097
Proceeds from (Purchases of) short-term investments, net	—	—	6,785,000
Amortization (Accretion) of premiums and discounts, net	(3,784,470)	(683,206)	(30,822)
(Increase) Decrease in:
Receivable for dividends and interest	99,113	301,413	(262,065)
Receivable for investments sold	4,045,908	14,925,248	31,851,963
Other assets	66,400	(410)	72,242
Increase (Decrease) in:
Payable for investments purchased	—	(2,118,417)	(11,482,400)
Payable for interest	25,292	—	16,278
Accrued management fees	506	(371)	(4,996)
Accrued other expenses	16,586	(108,633)	21,425
Net realized (gain) loss from investments	8,710,352	8,792,289	(548,647)
Change in net unrealized (appreciation) depreciation of investments	(54,215,208)	(44,669,646)	(38,896,879)
Taxes paid on undistributed capital gains	(12,502)	(45,160)	(14,018)
Net cash provided by (used in) operating activities	17,696,325	17,774,966	46,171,505
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	256,255	36,074	267,144
Increase (Decrease) in:
Cash overdraft	—	—	—
Floating rate obligations	—	—	(11,200,000)
Payable for offering costs	(339,276)	(32,532)	(356,265)
Cash distributions paid to Common shareholders	(19,795,882)	(19,407,087)	(21,272,812)
Net cash provided by (used in) financing activities	(19,878,903)	(19,403,545)	(32,561,933)
Net Increase (Decrease) in Cash	(2,182,578)	(1,628,579)	13,609,572
Cash at the beginning of period	4,862,056	3,413,566	1,671,232
Cash at the End of Period	$2,679,478	$1,784,987	$15,280,804

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Dividend		Dividend		Dividend
Advantage		Advantage 2		Advantage 3
(NAD	)	(NXZ	)	(NZF	)
$—		$193,913		$119,194

Cash paid for interest (excluding amortization of offering costs) was as follows:
Dividend		Dividend		Dividend
Advantage		Advantage 2		Advantage 3
(NAD	)	(NXZ	)	(NZF	)
$2,840,661		$321,021		$2,110,004

See accompanying notes to financial statements.

90	Nuveen Investments

Financial
Highlights (Unaudited)

Nuveen Investments	91

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repur- chased and Retired	Ending Common Share Net Asset Value	Ending Market Value
Performance Plus (NPP)
Year Ended 10/31:
2012(f)	$14.89	$.47	$1.21	$—	$—		$1.68	$(.48)	$—	$(.48)	$—	$16.09	$15.67
2011	15.29	.97	(.32)	(.01)	—	*	.64	(.95)	(.09)	(1.04)	—	14.89	14.36
2010	14.52	1.03	.70	(.03)	—	*	1.70	(.92)	(.01)	(.93)	—	15.29	15.00
2009	12.69	1.03	1.65	(.06)	—		2.62	(.79)	—	(.79)	—	14.52	13.48
2008	15.22	1.02	(2.56)	(.29)	—		(1.83)	(.70)	—	(.70)	—	12.69	11.50
2007	15.78	.99	(.47)	(.27)	(.01)		.24	(.75)	(.05)	(.80)	—	15.22	13.59

Municipal Advantage (NMA)
Year Ended 10/31:
2012(f)	14.37	.45	1.01	—	—		1.46	(.51)	(.14)	(.65)	—	15.18	15.05
2011	14.79	.93	(.27)	—	—		.66	(1.00)	(.08)	(1.08)	—	14.37	14.05
2010	14.08	1.01	.76	(.01)	—	*	1.76	(.98)	(.07)	(1.05)	—	14.79	14.92
2009	12.12	1.10	1.76	(.06)	—		2.80	(.84)	—	(.84)	—	14.08	13.41
2008	15.20	1.08	(3.06)	(.30)	(.01)		(2.29)	(.77)	(.02)	(.79)	—	12.12	11.41
2007	15.88	1.07	(.63)	(.29)	—		.15	(.83)	—	(.83)	—	15.20	13.95

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

92	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

12.54%	11.41%	$965,035	1.70	%**	6.05	%**	5%
3.22	4.78	892,603	1.62		6.84		10
18.65	12.07	916,152	1.13		6.93		14
24.78	21.20	869,873	1.23		7.59		6
(10.71)	(12.49)	760,496	1.25		6.96		9
(4.97)	1.53	912,066	1.16		6.38		6

11.94	10.37	663,405	1.81	**	6.08	**	7
1.90	5.05	626,616	2.01		6.76		14
19.58	12.90	642,364	1.66		7.04		16
25.70	23.89	608,813	1.31		8.51		9
(13.16)	(15.65)	523,602	1.38		7.50		13
(7.08)	1.06	656,806	1.40		6.87		10

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (“ARPS”), VMTP Shares and/or VRDP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank or legal fee refund, where applicable.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VMTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively as follows:

Performance Plus (NPP)
Year Ended 10/31:
2012(f)	.71	%**
2011	.56
2010	.04
2009	.05
2008	.08
2007	.02

Municipal Advantage (NMA)
Year Ended 10/31:
2012(f)	.80	%**
2011	.96
2010	.60
2009	.09
2008	.17
2007	.23

(f)	For the six months ended April 30, 2012.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	93

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repur- chased and Retired	Ending Common Share Net Asset Value	Ending Market Value
Market Opportunity (NMO)
Year Ended 10/31:
2012(f)	$13.60	$.42	$1.09	$—	$—		$1.51	$(.46)	$—	$(.46)	$—	$14.65	$14.18
2011	14.17	.88	(.48)	— *	—		.40	(.97)	—	(.97)	—	13.60	13.18
2010	13.59	.99	.56	(.01)	—		1.54	(.96)	—	(.96)	—	14.17	14.55
2009	12.23	1.10	1.13	(.06)	—		2.17	(.81)	—	(.81)	—	13.59	13.32
2008	14.83	1.03	(2.59)	(.31)	—		(1.87)	(.73)	—	(.73)	—	12.23	11.52
2007	15.41	1.04	(.56)	(.30)	—		.18	(.76)	—	(.76)	—	14.83	13.53

Dividend Advantage (NAD)
Year Ended 10/31:
2012(f)	14.39	.44	1.15	—	—		1.59	(.46)	(.04)	(.50)	—	15.48	14.89
2011	14.68	.92	(.29)	(.01)	—		.62	(.91)	—	(.91)	—	14.39	13.70
2010	13.89	1.00	.72	(.02)	—		1.70	(.91)	—	(.91)	—	14.68	14.40
2009	11.77	1.07	1.93	(.05)	—		2.95	(.83)	—	(.83)	—	13.89	12.89
2008	14.90	1.05	(3.14)	(.27)	—		(2.36)	(.77)	—	(.77)	—	11.77	10.72
2007	15.54	1.04	(.60)	(.27)	—		.17	(.81)	—	(.81)	—	14.90	13.63

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

94	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)	Portfolio Turnover Rate

11.12%	11.22%	$672,025	1.89	%**	5.95	%**	N/A		N/A	5%
(2.33)	3.40	622,815	2.10		6.74		N/A		N/A	14
17.03	11.71	648,017	1.70		7.17		N/A		N/A	26
23.67	18.30	619,319	1.32		8.58		N/A		N/A	10
(9.87)	(13.07)	557,346	1.36		7.33		N/A		N/A	8
(5.00)	1.20	675,577	1.38		6.87		N/A		N/A	5

12.47	11.22	608,269	2.11	**	5.81	**	N/A		N/A	4
1.93	4.76	565,364	2.02		6.77		N/A		N/A	15
19.17	12.60	576,895	1.61		6.99		N/A		N/A	8
28.86	25.78	545,534	1.26		8.38		1.21%		8.43%	9
(16.46)	(16.42)	462,554	1.36		7.33		1.22		7.46	11
(5.96)	1.10	585,496	1.24		6.60		1.03		6.81	11

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares, VMTP Shares, and/or VRDP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank or legal fee refund, where applicable. As of July 31, 2009, the Adviser is no longer reimbursing Dividend Advantage (NAD) for any fees and expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VMTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively as follows:

Market Opportunity (NMO)
Year Ended 10/31:
2012(f)	.84	%**
2011	.97
2010	.58
2009	.07
2008	.14
2007	.19

Dividend Advantage (NAD)
Year Ended 10/31:
2012(f)	1.09	%**
2011	.94
2010	.54
2009	.09
2008	.21
2007	.11

(f)	For the six months ended April 30, 2012.
N/A	Fund did not have, or no longer has, a contractual reimbursement with the Adviser.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	95

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repur- chased and Retired	Ending Common Share Net Asset Value	Ending Market Value
Dividend Advantage 2 (NXZ)
Year Ended 10/31:
2012(f)	$14.50	$.46	$1.21	$—	$—		$1.67	$(.48)	$(.18)	$(.66)	$—	$15.51	$15.13
2011	14.76	.99	(.29)	—	—		.70	(.96)	—	(.96)	—	14.50	13.90
2010	14.45	1.02	.26	—	—		1.28	(.97)	—	(.97)	—	14.76	14.67
2009	12.71	1.04	1.59	—	—		2.63	(.89)	—	(.89)	—	14.45	14.14
2008	15.55	1.05	(2.81)	(.20)	—		(1.96)	(.88)	—	(.88)	—	12.71	12.35
2007	16.02	1.13	(.43)	(.27)	—		.43	(.90)	—	(.90)	—	15.55	15.48

Dividend Advantage 3 (NZF)
Year Ended 10/31:
2012(f)	14.53	.41	.98	—	—		1.39	(.49)	(.04)	(.53)	—	15.39	15.29
2011	14.74	.98	(.18)	(.01)	—	*	.79	(.98)	(.02)	(1.00)	—	14.53	14.17
2010	14.19	1.06	.52	(.02)	—	*	1.56	(.95)	(.06)	(1.01)	—	14.74	14.58
2009	12.10	1.08	1.91	(.05)	—		2.94	(.85)	—	(.85)	—	14.19	13.38
2008	15.03	1.06	(2.95)	(.27)	—		(2.16)	(.77)	—	(.77)	—	12.10	10.72
2007	15.54	1.07	(.44)	(.27)	(.01)		.35	(.84)	(.02)	(.86)	—	15.03	13.85

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

96	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)	Portfolio Turnover Rate

13.82%	11.81%	$457,016	1.64	%**	6.06	%**	N/A		N/A	6%
1.70	5.24	427,085	1.78		7.08		1.75%		7.11%	40
10.89	9.12	434,764	1.79		6.85		1.68		6.95	5
22.63	21.41	425,253	1.91		7.59		1.73		7.77	2
(15.21)	(13.23)	373,940	1.71		6.82		1.45		7.08	10
(.78)	2.76	456,992	1.25		6.83		.93		7.16	5

11.80	9.70	621,944	1.81	**	5.54	**	N/A		N/A	11
4.59	5.83	587,047	1.53		6.93		1.46		7.00	30
17.04	11.41	595,413	1.17		7.21		1.02		7.36	7
33.89	25.08	573,088	1.26		7.98		1.04		8.20	2
(17.85)	(14.99)	488,561	1.34		7.08		1.04		7.37	7
(7.72)	2.31	606,908	1.32		6.65		.94		7.02	14

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares, VMTP Shares, and/or VRDP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank or legal fee refund, where applicable. As of March 31, 2011, the Adviser is no longer reimbursing Dividend Advantage 2 (NXZ) for any fees and expenses. As of September 30, 2011, the Adviser is no longer reimbursing Dividend Advantage 3 (NZF) for any fees and expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VMTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively as follows:

Dividend Advantage 2 (NXZ)
Year Ended 10/31:
2012(f)	.67	%**
2011	.78
2010	.78
2009	.83
2008	.49
2007	.14

Dividend Advantage 3 (NZF)
Year Ended 10/31:
2012(f)	.79	%**
2011	.48
2010	.09
2009	.11
2008	.19
2007	.19

(f)	For the six months ended April 30, 2012.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	97

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			VMTP Shares at the End of Period			VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
Performance Plus (NPP)
Year Ended 10/31:
2012(a)	$—	$—	$—	$421,700	$100,000	$328,844	$—	$—	$—
2011	—	—	—	421,700	100,000	311,668	—	—	—
2010	419,900	25,000	79,546	—	—	—	—	—	—
2009	419,900	25,000	76,790	—	—	—	—	—	—
2008	439,650	25,000	68,244	—	—	—	—	—	—
2007	479,000	25,000	72,603	—	—	—	—	—	—

Municipal Advantage (NMA)
Year Ended 10/31:
2012(a)	—	—	—	—	—	—	296,800	100,000	323,519
2011	—	—	—	—	—	—	296,800	100,000	311,124
2010	—	—	—	—	—	—	296,800	100,000	316,430
2009	293,200	25,000	76,911	—	—	—	—	—	—
2008	341,650	25,000	63,314	—	—	—	—	—	—
2007	358,000	25,000	70,866	—	—	—	—	—	—

See accompanying notes to financial statements.

98	Nuveen Investments

	ARPS at the End of Period			MTP Shares at the End of Period (b)			VMTP Shares at the End of Period			VRDP Shares at the End of Period			ARPS, MTP and/or VMTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Market Opportunity (NMO)
Year Ended 10/31:
2012(a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$350,900	$100,000	$291,515	$—
2011	—	—	—	—	—	—	—	—	—	350,900	100,000	277,491	—
2010	—	—	—	—	—	—	—	—	—	350,900	100,000	284,673	—
2009	346,675	25,000	69,661	—	—	—	—	—	—	—	—	—	—
2008	361,675	25,000	63,525	—	—	—	—	—	—	—	—	—	—
2007	380,000	25,000	69,446	—	—	—	—	—	—	—	—	—	—

Dividend Advantage (NAD)
Year Ended 10/31:
2012(a)	—	—	—	144,300	10.00	32.98	120,400	100,000	329,796	—	—	—	3.30
2011	—	—	—	144,300	10.00	31.36	120,400	100,000	313,587	—	—	—	3.14
2010	120,075	25,000	79,553	144,300	10.00	31.82	—	—	—	—	—	—	3.18
2009	261,800	25,000	77,095	—	—	—	—	—	—	—	—	—	—
2008	266,800	25,000	68,343	—	—	—	—	—	—	—	—	—	—
2007	295,000	25,000	74,618	—	—	—	—	—	—	—	—	—	—

(a)	For the six months ended April 30, 2012.
(b)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	Series	Ending Market Value Per Share	Average Market Value Per Share
Dividend Advantage (NAD)
Year Ended 10/31:
2012(a)	2015	$10.10	$10.10
2011	2015	10.06	10.05
2010	2015	10.10	10.10^
2009	—	—	—
2008	—	—	—
2007	—	—	—

^	For the period March 16, 2010 (issuance date of shares) through October 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments	99

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (b)			VMTP Shares at the End of Period			VRDP Shares at the End of Period			MTP and/or VMTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Dividend Advantage 2 (NXZ)
Year Ended 10/31:
2012(a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$196,000	$100,000	$333,171	$—
2011	—	—	—	—	—	—	—	—	—	196,000	100,000	317,900	—
2010	—	—	—	—	—	—	—	—	—	196,000	100,000	321,819	—
2009	—	—	—	—	—	—	—	—	—	196,000	100,000	316,966	—
2008	—	—	—	—	—	—	—	—	—	196,000	100,000	290,785	—
2007	222,000	25,000	76,463	—	—	—	—	—	—	—	—	—	—

Dividend Advantage 3 (NZF)
Year Ended 10/31:
2012(a)	—	—	—	70,000	10.00	36.00	169,200	100,000	360,010	—	—	—	3.60
2011	—	—	—	70,000	10.00	34.54	169,200	100,000	345,421	—	—	—	3.45
2010	236,950	25,000	87,821	—	—	—	—	—	—	—	—	—	—
2009	236,950	25,000	85,465	—	—	—	—	—	—	—	—	—	—
2008	270,775	25,000	70,108	—	—	—	—	—	—	—	—	—	—
2007	312,000	25,000	73,630	—	—	—	—	—	—	—	—	—	—

(a)	For the six months ended April 30, 2012.
(b)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	Series	Ending Market Value Per Share	Average Market Value Per Share
Dividend Advantage 3 (NZF)
Year Ended 10/31:
2012(a)	2016	$10.10	$10.13
2011	2016	10.14	10.05	^
2010	—	—	—
2009	—	—	—
2008	—	—	—
2007	—	—	—

^	For the period December 20, 2010 (issuance date of shares) through October 31, 2011.

See accompanying notes to financial statements.

100	Nuveen Investments

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Performance Plus Municipal Fund, Inc. (NPP), Nuveen Municipal Advantage Fund, Inc. (NMA), Nuveen Municipal Market Opportunity Fund, Inc. (NMO), Nuveen Dividend Advantage Municipal Fund (NAD), Nuveen Dividend Advantage Municipal Fund 2 (NXZ) and Nuveen Dividend Advantage Municipal Fund 3 (NZF) (each a “Fund” and collectively, the “Funds”). Performance Plus (NPP), Municipal Advantage (NMA), Market Opportunity (NMO) and Dividend Advantage (NAD) are traded on the New York Stock Exchange (“NYSE”) while Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Fund Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Investments in investment companies are valued at their respective net asset values on the valuation date. These investment vehicles are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Nuveen Investments	101

Notes to
Financial Statements (Unaudited) (continued)

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2012, Performance Plus (NPP), Municipal Advantage (NMA), Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) had outstanding when-issued/delayed delivery purchase commitments of $3,587,529, $3,587,529, $3,194,580, and $3,112,515, respectively. There were no such outstanding purchase commitments in either of the other Funds.

Investment Income
Dividend income is recorded on the ex-dividend date. Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented on the Statement of Operations reflects a refund of workout expenditures paid in a prior reporting period.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RICs”). Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of October 31, 2011, the Funds redeemed all of their outstanding ARPS at liquidation value.

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated (“par”) value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, the remaining of each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one Series. Dividends on MTP shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of April 30, 2012, the number of MTP Shares outstanding, annual interest rate and the NYSE “ticker” symbol for each Fund are as follows:

	Dividend Advantage (NAD)			Dividend Advantage 3 (NZF)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series:
2015	14,430,000	2.70%	NAD Pr C	—	—	—
2016	—	—	—	7,000,000	2.80%	NZF Pr C

102	Nuveen Investments

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares will also be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s MTP Shares are as follows:

	Dividend		Dividend
	Advantage		Advantage 3
	(NAD	)	(NZF	)
	Series 2015		Series 2016
Term Redemption Date	April 1, 2015		January 1, 2016
Optional Redemption Date	April 1, 2011		January 1, 2012
Premium Expiration Date	March 31, 2012		December 31, 2012

The average liquidation value of MTP Shares outstanding for each Fund during the six months ended April 30, 2012, was as follows:

	Dividend		Dividend
	Advantage		Advantage 3
	(NAD	)	(NZF	)
Average liquidation value of MTP Shares outstanding	$144,300,000		$70,000,000

Variable Rate MuniFund Term Preferred Shares

The following Funds have issued and outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with $100,000 liquidation value per share. Performance Plus (NPP), Dividend Advantage (NAD) and Dividend Advantage 3 (NZF) issued their VMTP Shares in a privately negotiated offering in February 2011, July 2011 and September 2011, respectively. Proceeds from the issuance of VMTP Shares, net of offering expenses, were used to redeem all, or a portion of, the remainder of each Fund’s outstanding ARPS. The Fund’s VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of April 30, 2012, the number of VMTP Shares outstanding at liquidation value for each Fund are as follows:

	Performance		Dividend		Dividend
	Plus		Advantage		Advantage 3
	(NPP	)	(NAD	)	(NZF	)
Series 2014	$421,700,000		$120,400,000		$169,200,000

Each Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances . The VMTP Shares are subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. Each Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s VMTP Shares as follows:

	Performance		Dividend		Dividend
	Plus		Advantage		Advantage 3
	(NPP	)	(NAD	)	(NZF	)
Term Redemption Date	March 1, 2014		August 1, 2014		October 1, 2014
Optional Redemption Date	March 1, 2012		August 1, 2012		October 1, 2012
Premium Expiration Date	February 29, 2012		July 31, 2012		September 30, 2012

The average liquidation value of VMTP Shares outstanding and average annualized dividend rate of VMTP Shares for each Fund during the six months ended April 30, 2012, were as follows:

	Performance		Dividend		Dividend
	Plus		Advantage		Advantage 3
	(NPP	)	(NAD	)	(NZF	)
Average liquidation value of VMTP Shares outstanding	$421,700,000		$120,400,000		$169,200,000
Average annualized dividend rate	1.39%		1.19%		1.14%

Nuveen Investments	103

Notes to
Financial Statements (Unaudited) (continued)

Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly.

For financial reporting purposes only, the liquidation value of VMTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. Municipal Advantage (NMA), Market Opportunity (NMO) and Dividend Advantage 2 (NXZ) issued their VRDP Shares in a privately negotiated offering during March 2010, March 2010 and August 2008, respectively. Concurrent with renewing agreements with the liquidity provider for its VRDP Shares in June 2010, Dividend Advantage 2 (NXZ) exchanged all of its 1,960 Series 1 VRDP Shares for 1,960 Series 2 VRDP Shares. The principal difference in terms between Series 1 and Series 2 VRDP Shares in Dividend Advantage 2 (NXZ) is the requirement that the Fund redeem VRDP Shares owned by the liquidity provider if the VRDP Shares have been owned by the liquidity provider through six months of continuous, unsuccessful remarketing. Proceeds of each Fund’s offering were used to redeem all, or a portion of, each Fund’s outstanding ARPS. The VRDP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of April 30, 2012, the number of VRDP Shares outstanding and maturity date for each Fund are as follows:

	Municipal		Market		Dividend
	Advantage		Opportunity		Advantage 2
	(NMA	)	(NMO	)	(NXZ	)
Series	1		1		2
Shares outstanding	2,968		3,509		1,960
Maturity	March 1, 2040		March 1, 2040		August 1, 2040

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value outstanding and annualized dividend rate of VRDP Shares for each Fund during six months ended April 30, 2012, were as follows:

	Municipal		Market		Dividend
	Advantage		Opportunity		Advantage 2
	(NMA	)	(NMO	)	(NXZ	)
Average liquidation value of VRDP Shares outstanding	$296,800,000		$350,900,000		$196,000,000
Annualized dividend rate	0.26%		0.31%		0.28%

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider as well as a remarketing fee, which are recognized as components of “Fees on VRDP Shares” on the Statement of Operations.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid

104	Nuveen Investments

to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended April 30, 2012, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At April 30, 2012, each Fund’s maximum exposure to externally-deposited Recourse Trusts was as follows:

	Performance Plus (NPP	)	Municipal Advantage (NMA	)	Market Opportunity (NMO	)	Dividend Advantage (NAD	)	Dividend Advantage 2 (NXZ	)	Dividend Advantage 3 (NZF	)
Maximum exposure to Recourse Trusts	$18,750,000		$11,250,000		$7,500,000		$11,250,000		$11,250,000		$—

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2012, were as follows:

	Performance Plus (NPP	)	Municipal Advantage (NMA	)	Market Opportunity (NMO	)	Dividend Advantage (NAD	)	Dividend Advantage 2 (NXZ	)	Dividend Advantage 3 (NZF	)
Average floating rate obligations outstanding	$32,850,385		$46,057,152		$43,530,000		$51,605,000		$18,260,000		$52,719,692
Average annual interest rate and fees	0.62%		0.41%		0.49%		0.42%		0.52%		0.56%

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although each Fund is authorized to invest in such derivative instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 2012.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Nuveen Investments	105

Notes to
Financial Statements (Unaudited) (continued)

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by Dividend Advantage (NAD) and Dividend Advantage 3 (NZF) in connection with their offerings of MTP Shares ($2,559,500 and $1,435,000, respectively), were recorded as deferred charges, which are being amortized over the life of the shares. Costs incurred by Performance Plus (NPP), Dividend Advantage (NAD) and Dividend Advantage 3 (NZF) in connection with their offerings of VMTP Shares ($1,780,000, $260,000 and $770,000, respectively), were recorded as deferred charges, which are being amortized over the life of the shares. Costs incurred by Municipal Advantage (NMA), Market Opportunity (NMO) and Dividend Advantage 2 (NXZ) in connection with their offerings of VRDP Shares ($2,134,000, $4,214,000 and $2,270,000, respectively), were recorded as deferred charges, which are being amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of April 30, 2012:

Performance Plus (NPP)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$1,390,453,424	$—	$1,390,453,424

106	Nuveen Investments

Municipal Advantage (NMA)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$966,849,756	$—	$966,849,756

Market Opportunity (NMO)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$1,044,562,297	$—	$1,044,562,297

Dividend Advantage (NAD)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$909,863,195	$—	$909,863,195
Investment Companies	606,796	—	—	606,796
Total	$606,796	$909,863,195	$—	$910,469,991

Dividend Advantage 2 (NXZ)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$646,509,533	$—	$646,509,533

Dividend Advantage 3 (NZF)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$849,013,412	$—	$849,013,412
Investment Companies	3,828,243	—	—	3,828,243
Short-Term Investments:
Municipal Bonds	—	18,415,000	—	18,415,000
Total	$3,828,243	$867,428,412	$—	$871,256,655

The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:

	Municipal Advantage (NMA) Level 3 Municipal Bonds	Dividend Advantage (NAD) Level 3 Municipal Bonds	Dividend Advantage 3 (NZF) Level 3 Municipal Bonds
Balance at the beginning of period	$111,150	$111,150	$266,760
Gains (losses):
Net realized gains (losses)	—	—	—
Net change in unrealized appreciation (depreciation)	19,578	19,578	46,988
Purchases at cost	—	—	—
Sales at proceeds	(100,743)	(100,743)	(241,784)
Net discounts (premiums)	—	—	—
Transfers in to	—	—	—
Transfers out of	(29,985)	(29,985)	(71,964)
Balance at the end of period	$—	$—	$—
Change in net unrealized appreciation (depreciation) during the year of Level 3 securities held as of April 30, 2012	$—	$—	$—

During the six months ended April 30, 2012, the Funds recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended April 30, 2012.

4. Fund Shares

Common Shares
Since the inception of the Funds’ repurchase programs, the Funds have not repurchased any of their outstanding Common shares.

Nuveen Investments	107

Notes to
Financial Statements (Unaudited) (continued)

Transactions in Common shares were as follows:

	Performance Plus (NPP)		Municipal Advantage (NMA)		Market Opportunity (NMO)
	Six Months Ended 4/30/12	Year Ended 10/31/11	Six Months Ended 4/30/12	Year Ended 10/31/11	Six Months Ended 4/30/12	Year Ended 10/31/11
Common shares issued to shareholders due to reinvestment of distributions	19,019	19,498	106,232	153,403	64,861	80,513

	Dividend Advantage (NAD)		Dividend Advantage 2 (NXZ)		Dividend Advantage 3 (NZF)
	Six Months Ended 4/30/12	Year Ended 10/31/11	Six Months Ended 4/30/12	Year Ended 10/31/11	Six Months Ended 4/30/12	Year Ended 10/31/11
Common shares issued to shareholders due to reinvestment of distributions	—	4,564	13,245	4,192	8,007	4,537

Preferred Shares
Transactions in ARPS were as follows:

	Performance Plus (NPP)				Dividend Advantage (NAD)
	Six Months Ended 4/30/12		Year Ended 10/31/11		Six Months Ended 4/30/12		Year Ended 10/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	N/A	N/A	3,507	$87,675,000	N/A	N/A	1,628	$40,700,000
Series T	N/A	N/A	3,506	87,650,000	N/A	N/A	1,628	40,700,000
Series W	N/A	N/A	3,505	87,625,000	N/A	N/A	—	—
Series TH	N/A	N/A	2,770	69,250,000	N/A	N/A	1,547	38,675,000
Series F	N/A	N/A	3,508	87,700,000	N/A	N/A	—	—
Total	N/A	N/A	16,796	$419,900,000	N/A	N/A	4,803	$120,075,000

	Dividend Advantage 3 (NZF)
	Six Months Ended 4/30/12		Year Ended 10/31/11
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series W	N/A	N/A	3,159	$78,975,000
Series TH	N/A	N/A	3,159	78,975,000
Series F	N/A	N/A	3,160	79,000,000
Total	N/A	N/A	9,478	$236,950,000

N/A – As of October 31, 2011, the Fund redeemed all of its outstanding ARPS at liquidation value.

Transactions in MTP Shares were as follows:

	Dividend Advantage 3 (NZF)
	Six Months Ended 4/30/12		Year Ended 10/31/11
	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	—	$—
Series 2016	—	—	7,000,000	70,000,000
Total	—	$—	7,000,000	$70,000,000

108	Nuveen Investments

Transactions in VMTP Shares were as follows:

	Performance Plus (NPP)
	Six Months Ended 4/30/12		Year Ended 10/31/11
	Shares	Amount	Shares	Amount
VMTP Shares issued:
Series 2014	—	$—	4,217	$421,700,000

	Dividend Advantage (NAD)				Dividend Advantage 3 (NZF)
	Six Months Ended 4/30/12		Year Ended 10/31/11		Six Months Ended 4/30/12		Year Ended 10/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
VMTP Shares issued:
Series 2014	—	$—	1,204	$120,400,000	—	$—	1,692	$169,200,000

Transactions in VRDP Shares were as follows:

	Municipal Advantage (NMA)				Market Opportunity (NMO)
	Six Months Ended 4/30/12		Year Ended 10/31/11		Six Months Ended 4/30/12		Year Ended 10/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	—	$—	2,968	$296,800,000	—	$—	3,509	$350,900,000

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended April 30, 2012, were as follows:

	Performance Plus (NPP	)	Municipal Advantage (NMA	)	Market Opportunity (NMO	)	Dividend Advantage (NAD	)	Dividend Advantage 2 (NXZ	)	Dividend Advantage 3 (NZF	)
Purchases	$67,778,833		$68,323,052		$56,493,525		$37,819,908		$48,041,205		$95,237,682
Sales and maturities	79,641,531		84,916,166		49,423,651		37,861,877		40,077,669		97,714,097

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2012, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Performance Plus (NPP	)	Municipal Advantage (NMA	)	Market Opportunity (NMO	)	Dividend Advantage (NAD	)	Dividend Advantage 2 (NXZ	)	Dividend Advantage 3 (NZF	)
Cost of investments	$1,245,000,685		$866,426,378		$936,950,911		$800,963,409		$585,376,632		$785,935,688
Gross unrealized:
Appreciation	$135,598,688		$69,705,014		$73,907,778		$76,894,670		$57,887,489		$58,504,888
Depreciation	(17,790,981)		(14,771,188)		(9,828,006)		(18,992,668)		(15,021,938)		(17,535,347)
Net unrealized appreciation (depreciation) of investments	$117,807,707		$54,933,826		$64,079,772		$57,902,002		$42,865,551		$40,969,541

Nuveen Investments	109

Notes to
Financial Statements (Unaudited) (continued)

Permanent differences, primarily due to federal taxes paid, taxable market discount, non-deductible offering costs, and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at October 31, 2011, the Funds’ last tax year end, as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Paid-in surplus	$(401,701)		$(158,587)		$(116,246)		$(508,259)		$(72,722)		$(276,739)
Undistributed (Over-distribution of) net investment income	115,644		33,150		84,702		180,996		41,005		242,350
Accumulated net realized gain (loss)	286,057		125,437		31,544		327,263		31,717		34,389

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2011, the Funds’ last tax year end, were as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Undistributed net tax-exempt income *	$21,299,788		$8,659,106		$8,179,853		$12,307,116		$7,437,168		$12,793,543
Undistributed net ordinary income **	14,771		1,375,267		47,871		273,949		135,183		24,938
Undistributed net long-term capital gains	—		6,010,671		—		1,862,934		5,456,117		1,651,370

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 3, 2011, paid on November 1, 2011.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended October 31, 2011, was designated for purposes of the dividends paid deduction as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Distributions from net tax-exempt income	$60,810,670		$44,257,385		$46,042,502		$40,333,683		$29,009,098		$42,015,540
Distributions from net ordinary income **	498,412		391,525		—		—		—		—
Distributions from net long-term capital gains	5,536,530		3,406,265		—		—		—		639,625

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2011, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Performance		Market
	Plus		Opportunity
	(NPP	)	(NMO	)
Expiration:
October 31, 2014	$—		$1,437,187
October 31, 2015	—		1,902,879
October 31, 2016	—		1,398,166
October 31, 2019	310,323		3,031,141
Total	$310,323		$7,769,373

During the Funds’ last tax year ended October 31, 2011, the following Funds utilized capital loss carryforwards as follows:

	Dividend		Dividend
	Advantage		Advantage 2
	(NAD	)	(NXZ	)
Utilized capital loss carryforwards	$4,042,731		$862,140

110	Nuveen Investments

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components — a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

Performance Plus (NPP)
Municipal Advantage (NMA)
Market Opportunity (NMO)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750
Dividend Advantage (NAD)
Dividend Advantage 2 (NXZ)
Dividend Advantage 3 (NZF)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of April 30, 2012, the complex-level fee rate for these Funds was .1724%.

Nuveen Investments	111

Notes to
Financial Statements (Unaudited) (continued)

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

8. New Accounting Pronouncements

Fair Value Measurements and Disclosures
On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 (“ASU No. 2011-04”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2 and the reasons for the transfers and ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

112	Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

Nuveen Investments	113

Reinvest Automatically
Easily and Conveniently (continued)

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

114	Nuveen Investments

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the shortterm rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

Nuveen Investments	115

Glossary of Terms
Used in this Report (continued)

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper General & Insured Leveraged Municipal Debt Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■
Standard & Poor’s (S&P) Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

116	Nuveen Investments

Notes

Nuveen Investments	117

Notes

118	Nuveen Investments

Additional Fund Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisers, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase and/or redeem shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NPP	—
NMA	—
NMO	—
NAD	—
NXZ	—
NZF	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	119

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates - Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed approximately $227 billion as of March 31, 2012.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by

Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-B-0412D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: July 9, 2012

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: July 9, 2012